FTFT N-Q PE 11/30/10

Quarterly Statement of Investments

See Notes to Statements ofInvestments.

a Security purchased on a when-issued basis. b Security has been deemed illiquid because it may not be able to be sold within seven days. At May 31, 2011, the value of this security was $1 ,255,860, representing 0.45% of net assets.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2011 (unaudited) (continued)

ABBREVIATIONS

Selected Portfolio

Franklin Arizona Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 98.5%				
Arizona 89.3%				
Arizona Board of Regents Arizona State University System Revenue, Series C, 6.00%,				
7/01/26	$	2,500,000	$	2,792,425
7/01/27		3,000,000		3,331,440
7/01/28		3,350,000		3,700,678
Arizona Health Facilities Authority Healthcare Education Facilities Revenue, Kirksville College, 5.125%, 1/01/30		2,250,000		2,203,718
Arizona Health Facilities Authority Hospital System Revenue,				
John C. Lincoln Health Network, Pre-Refunded, 5.75%, 12/01/32		3,280,000		3,564,474
Phoenix Baptist Hospital, NATL Insured, ETM, 6.25%, 9/01/11		245,000		246,803
Arizona Health Facilities Authority Revenue, Banner Health,				
Refunding, Series D, BHAC Insured, 5.50%, 1/01/38		15,000,000		15,356,250
Series A, 5.00%, 1/01/35		10,000,000		9,406,200
Series D, 5.50%, 1/01/38		17,500,000		17,474,800
Arizona School Facilities Board COP, 5.50%, 9/01/23		10,000,000		10,561,000
Arizona State Board of Regents University System Revenue, Series A, 5.00%, 6/01/39		8,650,000		8,740,825
Arizona State COP, Department of Administration,				
Series A, AGMC Insured, 5.25%, 10/01/26		8,500,000		8,857,425
Series A, AGMC Insured, 5.00%, 10/01/29		5,855,000		5,860,504
Series B, AGMC Insured, 5.00%, 10/01/28		5,000,000		5,036,950
Series B, AGMC Insured, 5.00%, 10/01/29		3,000,000		3,013,620
Arizona State Lottery Revenue, Series A, AGMC Insured, 5.00%,				
7/01/28		15,540,000		15,843,496
7/01/29		10,000,000		10,167,000
Arizona State Municipal Financing Program COP, Refunding, Series 14, AMBAC Insured, 5.00%, 8/01/33		1,000,000		1,007,000
Arizona State University COP, Research Infrastructure Projects, AMBAC Insured, 5.00%, 9/01/30		17,250,000		17,369,542
Arizona State University Revenues, NATL RE, FGIC Insured, 5.00%,				
7/01/23		2,890,000		2,954,505
7/01/25		2,250,000		2,287,710
Arizona Tourism and Sports Authority Tax Revenue, Multipurpose Stadium Facility, Series A, NATL Insured, 5.00%, 7/01/28		7,000,000		6,452,810
Downtown Phoenix Hotel Corp. Revenue,				
Senior Series A, FGIC Insured, 5.00%, 7/01/40		15,785,000		12,026,276
sub. bond, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/36		18,995,000		17,160,843
sub. bond, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/40		12,845,000		11,359,476
Gilbert Public Facilities Municipal Property Corp. Revenue, 5.50%, 7/01/28		10,000,000		10,754,700
Gilbert Water Resource Municipal Property Corp. Water System Development Fee and Water Revenue, sub. lien, NATL Insured, 5.00%, 10/01/29		25,000,000		25,052,000
Glendale IDA Hospital Revenue, John C. Lincoln Health, Refunding,				
5.00%, 12/01/32		4,025,000		3,355,401
5.00%, 12/01/42		12,870,000		10,111,444
Series B, 5.00%, 12/01/37		3,000,000		2,409,240
Glendale IDAR, Midwestern University,				
5.00%, 5/15/35		5,000,000		4,606,850
5.125%, 5/15/40		10,000,000		9,189,100
Refunding, 5.00%, 5/15/31		7,080,000		6,744,833
Glendale Water and Sewer Revenue, sub. lien, AMBAC Insured, 5.00%, 7/01/23		2,000,000		2,080,760
Glendale Western Loop 101 Public Facilities Corp. Excise Tax Revenue, third lien, Series A, 6.25%, 7/01/38		10,000,000		10,254,600
Goodyear Community Facilities Utilities District No. 1 GO, AMBAC Insured, 5.00%, 7/15/32		7,700,000		7,735,805
Goodyear Water and Sewer Revenue,				
sub. lien, Obligations, Refunding, AGMC Insured, 5.50%, 7/01/41		1,500,000		1,528,995
sub. lien, Refunding, AGMC Insured, 5.25%, 7/01/31		1,000,000		1,016,390
Greater Arizona Development Authority Infrastructure Revenue, Series B, NATL Insured, 5.00%, 8/01/35		9,090,000		8,601,867
Marana Municipal Property Corp. Municipal Facilities Revenue,				
Refunding, NATL Insured, 5.25%, 7/01/22		1,100,000		1,113,849
Series A, 5.00%, 7/01/28		3,000,000		3,068,040
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/35		12,090,000		14,169,480
Maricopa County IDA, MFHR,				
Senior National Health Facilities II, Project A, AGMC Insured, ETM, 5.50%, 1/01/18		2,000,000		2,269,320
Western Groves Apartments, Series A-1, AMBAC Insured, 5.30%, 12/01/22		1,650,000		1,535,622
Maricopa County IDA Health Facility Revenue,				
Catholic Healthcare West Project, Refunding, Series A, 5.375%, 7/01/23		7,000,000		7,145,740
Catholic Healthcare West Project, Refunding, Series A, 5.50%, 7/01/26		13,950,000		14,122,283
Catholic Healthcare West Project, Refunding, Series A, 6.00%, 7/01/39		4,860,000		4,953,069
Catholic Healthcare West Project, Refunding, Series A, ACA Insured, 5.00%, 7/01/21		9,600,000		9,603,264

Mayo Clinic, 5.00%, 11/15/36	16,250,000	16,341,487
Maricopa County IDA Hospital Facility Revenue,		
Mayo Clinic Hospital, 5.25%, 11/15/37	16,000,000	16,002,560
Mayo Clinic Hospital, AMBAC Insured, 5.25%, 11/15/37	5,000,000	5,000,800
Samaritan Health Services, Series A, NATL Insured, ETM, 7.00%, 12/01/16	1,890,000	2,266,601
Maricopa County IDA Senior Living Healthcare Revenue, Immanuel Care, Refunding, Series A, GNMA Secured, 5.00%, 8/20/35	1,725,000	1,724,862
Maricopa County PCC, PCR,		
El Paso Electric Co. Project, Series A, 7.25%, 2/01/40	10,000,000	10,904,900
Public Service Co. Palo Verde Project, Series A, AMBAC Insured, 5.05%, 5/01/29	11,500,000	11,169,490
Southern California Edison Co., Refunding, Series B, 5.00%, 6/01/35	14,745,000	14,643,112
Various, Public Service Co., Palo Verde, Refunding, Series A, 6.25%, 1/01/38	5,000,000	5,042,650
Maricopa County School District No. 83 Cartwright Elementary, School Improvement Project 2010, Series A, AGMC Insured, 5.375%, 7/01/30	5,415,000	5,565,375
Maricopa County USD No. 89 Dysart GO, School Improvement, Project 06, Series B, AGMC Insured, 5.00%, 7/01/27	5,015,000	5,266,502
McAllister Academic Village LLC Revenue, Arizona State University Hassayampa, Refunding,		
5.25%, 7/01/33	5,000,000	5,067,600
5.00%, 7/01/38	5,000,000	4,876,650
Assured Guaranty, 5.25%, 7/01/33	2,525,000	2,574,187
Assured Guaranty, 5.00%, 7/01/38	3,825,000	3,785,641
Mesa Utility System Revenue, NATL Insured, Pre-Refunded, 5.00%, 7/01/26	7,000,000	7,914,900
Navajo County PCC Revenue, Mandatory Put 6/01/16, Series E, 5.75%, 6/01/34	6,000,000	6,846,660
Navajo County School District GO, School Improvement, Project 2008, Assured Guaranty, 5.50%, 7/01/28	1,045,000	1,106,373
Nogales Municipal Development Authority Inc. GO, NATL Insured, 5.00%, 6/01/36	3,890,000	3,547,913
Northern Arizona University COP, Northern Arizona University Research Projects, AMBAC Insured, 5.00%, 9/01/30	2,000,000	1,975,500
Northern Arizona University System Revenues, 5.00%, 6/01/38	5,000,000	4,799,750
Phoenix Civic Improvement Corp. Airport Revenue,		
junior lien, Series A, 5.00%, 7/01/40	10,000,000	9,628,900
senior lien, Series A, 5.00%, 7/01/38	10,000,000	10,011,400
senior lien, Series B, NATL RE, FGIC Insured, 5.25%, 7/01/22	3,000,000	3,030,240
senior lien, Series B, NATL RE, FGIC Insured, 5.25%, 7/01/23	5,000,000	5,042,500
senior lien, Series B, NATL RE, FGIC Insured, 5.25%, 7/01/27	15,250,000	15,323,810
Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza, Series B, NATL RE, FGIC Insured, zero cpn. to 7/01/13, 5.50% thereafter,		
7/01/27	3,945,000	3,976,678
7/01/28	2,000,000	1,966,220
7/01/29	2,000,000	1,950,340
7/01/36	5,000,000	4,527,700
7/01/37	7,000,000	6,379,450
Phoenix Civic Improvement Corp. Excise Tax Revenue, Subordinated, Civic Plaza Expansion Project, Series A, NATL RE, FGIC Insured, 5.00%,		
7/01/35	3,550,000	3,549,858
7/01/41	5,000,000	4,923,300
Phoenix Civic Improvement Corp. Wastewater System Revenue,		
junior lien, Refunding, AGMC Insured, 5.00%, 7/01/37	5,515,000	5,605,832
junior lien, Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/20	9,710,000	9,732,139
junior lien, Refunding, NATL RE, FGIC Insured, 5.125%, 7/01/21	10,000,000	10,022,700
junior lien, Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/24	7,050,000	7,060,082
junior lien, Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/28	2,000,000	2,048,000
junior lien, Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/29	3,405,000	3,481,783
senior lien, Refunding, 5.50%, 7/01/24	2,500,000	2,795,400
Phoenix Civic Improvement Corp. Water System Revenue, junior lien,		
Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/26	3,250,000	3,289,683
Series A, 5.00%, 7/01/39	14,780,000	15,300,847
Phoenix GO, Various Purpose, Series B,		
5.00%, 7/01/27	4,845,000	4,928,286
Pre-Refunded, 5.00%, 7/01/27	3,515,000	3,693,421
Phoenix HFC Mortgage Revenue, Section 8 Assisted Projects, Refunding, Series A, NATL Insured, 6.90%, 1/01/23	960,000	961,210
Phoenix IDA Government Office Lease Revenue, Capitol Mall LLC II Project, AMBAC Insured, 5.00%,		
9/15/21	4,300,000	4,335,905
9/15/28	4,000,000	3,945,080
Phoenix IDA Student Housing Revenue, Downtown Phoenix Student Housing LLC,		
Series A, AMBAC Insured, 5.00%, 7/01/37	18,200,000	12,941,838
Series C, AMBAC Insured, 5.00%, 7/01/37	9,350,000	6,134,909

Franklin Tax-Free Trust

Statement of Investments, May 31, 2011 (unaudited) *(continued)*

Other Assets, less Liabilities 1.5%		14,664,492
Net Assets 100.0%	$	948,299,766

ABBREVIATIONS

Selected Portfolio

ACA	- American Capital Access Holdings Inc.
AGMC	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BHAC	- Berkshire Hathaway Assurance Corp.
COP	- Certificate of Participation
ETM	- Escrow to Maturity
FGIC	- Financial Guaranty Insurance Co.
FHA	- Federal Housing Authority/Agency
FICO	- Financing Corp.
GNMA	- Government National Mortgage Association
GO	- General Obligation
HFC	- Housing Finance Corp.
IDA	- Industrial Development Authority/Agency
IDAR	- Industrial Development Authority Revenue
MFHR	- Multi-Family Housing Revenue
MFR	- Multi-Family Revenue
NATL	- National Public Financial Guarantee Corp.
NATL RE	- National Public Financial Guarantee Corp. Reinsured
PBA	- Public Building Authority
PCC	- Pollution Control Corp.
PCR	- Pollution Control Revenue
USD	- Unified/Union School District
XLCA	- XL Capital Assurance

Franklin Colorado Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 98.5%				
Colorado 87.6%				
Adams County Revenue, Platte Valley Medical Center, Refunding, NATL Insured, 5.00%, 2/01/31	$	10,000,000	$	9,665,200
Adams State College Auxiliary Facilities Revenue, Improvement, Series A, 5.50%,				
5/15/34		2,000,000		2,106,420
5/15/39		2,150,000		2,249,889
Arapahoe County Water and Wastewater GO, Refunding, Series A, NATL Insured, 5.125%, 12/01/32		15,000,000		15,069,450
Aurora COP, Refunding, Series A, 5.00%, 12/01/30		5,680,000		5,878,630
Aurora Hospital Revenue, Children's Hospital Assn., 5.00%, 12/01/40		5,000,000		4,685,550
Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,				
8/01/36		5,880,000		5,987,310
8/01/39		10,000,000		10,182,500
Bell Mountain Ranch Metropolitan District GO, Refunding, AGMC Insured, 5.00%, 12/01/39		3,160,000		3,016,947
Boulder County Development Revenue, University Corp. of Atmospheric Research, NATL Insured, 5.00%, 9/01/33		1,500,000		1,501,320
Boulder Larimer and Weld Counties Vrain Valley School District RE-1J GO, 5.00%, 12/15/33		5,300,000		5,670,205
Boulder Valley School District No. RE-2 Boulder GO, 5.00%, 12/01/34		6,000,000		6,306,480
Bowles Metropolitan District GO, Refunding, AGMC Insured, 5.00%, 12/01/33		2,500,000		2,504,625
Brighton Water Activity Enterprise Revenue, Water System Project, Series A, Assured Guaranty, 5.25%, 12/01/34		5,380,000		5,627,426
Broadlands Metropolitan District No. 2 GO, Refunding, NATL Insured, 5.25%, 12/01/34		8,655,000		8,913,438
Broomfield Sales and Use Tax Revenue, Refunding and Improvement, Series A, AMBAC Insured, 5.00%, 12/01/27		10,000,000		10,103,100
Broomfield Sewer Activity Enterprise Sewer and Wastewater Revenue, AMBAC Insured, 5.00%, 12/01/31		7,500,000		7,560,075
Colorado Department of Transportation COP, NATL Insured, 5.00%, 6/15/34		6,915,000		6,974,815
Colorado Educational and Cultural Facilities Authority Revenue,				
Alexander Dawson School, 5.00%, 2/15/40		5,280,000		5,047,310
James Irwin Charter School, Refunding and Improvement, CIFG Insured, 5.00%, 8/01/37		6,060,000		5,722,034
Student Housing, Campus Village Apartments, Refunding, 5.50%, 6/01/38		9,000,000		8,447,670
Student Housing, University of Colorado Foundation Project, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/27		6,545,000		6,862,629
Student Housing, University of Colorado Foundation Project, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/32		10,005,000		10,490,543
Colorado Health Facilities Authority Revenue,				
Evangelical Lutheran Project, 5.25%, 6/01/31		4,000,000		3,636,000
Evangelical Lutheran Project, Series A, 5.25%, 6/01/34		3,500,000		3,079,860
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/25		3,050,000		2,844,125
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/26		3,205,000		2,917,704
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/27		3,365,000		2,996,263
Portercare Adventist Health, Pre-Refunded, 6.625%, 11/15/26		2,500,000		2,595,325
Portercare Adventist Health, Pre-Refunded, 6.50%, 11/15/31		5,500,000		5,706,580
Colorado HFAR,				
MF, Project II, Series A-2, 5.30%, 10/01/23		1,645,000		1,648,964
MF, Project II, Series A-2, 5.375%, 10/01/32		3,605,000		3,609,398
MFH Insured Mortgage, Series C-3, 6.05%, 10/01/32		475,000		475,347
Colorado School of Mines Enterprises Revenue, Refunding and Improvement, Series A, 5.25%, 12/01/37		2,000,000		2,053,560
Colorado Springs Hospital Revenue,				
6.375%, 12/15/30		3,785,000		3,789,277
Refunding, 6.25%, 12/15/33		5,000,000		5,159,800
Colorado Springs Public Facilities Authority COP, U.S. Olympic Committee Project, Assured Guaranty, 5.00%, 11/01/39		11,305,000		11,152,496
Colorado Springs Utilities Revenue,				
Refunding, 4.00%, 11/15/29		4,000,000		3,943,400
Series D-1, 5.25%, 11/15/33		5,000,000		5,337,550
sub. lien, System Improvement, Series B, 5.00%, 11/15/33		3,000,000		3,036,450
Colorado State Board of Governors University Enterprise System Revenue, Series A,				
5.00%, 3/01/34		2,250,000		2,302,043
5.00%, 3/01/39		7,200,000		7,296,336
NATL RE, FGIC Insured, 5.00%, 3/01/37		13,000,000		13,147,680
Colorado State COP, University of Colorado Denver Health Sciences Center Fitzsimons Academic Facility Project, Series B, NATL Insured, 5.00%, 11/01/30		5,000,000		4,938,600
Colorado State Health Facilities Authority Revenue,				
Catholic Health Initiatives, Refunding, Series A, 5.00%, 7/01/39		5,000,000		4,831,500
Catholic Health Initiatives, Series D, 6.125%, 10/01/28		2,500,000		2,704,025
Catholic Health Initiatives, Series D, 6.25%, 10/01/33		2,000,000		2,137,740
Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 6.125%, 6/01/38		4,500,000		4,409,820
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/30		3,000,000		2,559,690
Hospital, NCMC Inc. Project, Series A, AGMC Insured, 5.50%, 5/15/30		7,900,000		8,261,662
Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40		5,000,000		4,855,200
Parkview Medical Center Inc. Project, Series A, 5.00%, 9/01/37		8,000,000		7,143,440

'Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2011 (unaudited) (continued)

Quarterly Statement ofInvestments

See Notes to Statements ofInvestments.

'Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Quarterly Statement of Investments

See Notes to Statements ofInvestments.

ABBREVIATIONS
Selected Portfolio

Quarterly Statement ofInvestments

See Notes to Statements ofInvestments.

Series B, 5.00%, 1/01/20	8,000,000	9,046,880
Oak Island Enterprise System Revenue, Assured Guaranty, 5.50%, 6/01/23	1,735,000	1,867,294
Wake County GO, Public Improvement, Pre-Refunded, 4.50%, 3/01/14	6,400,000	6,604,096
		70,601,736
Ohio 4.3%		
Akron GO, Various Purpose, Refunding and Improvement, NATL Insured, 4.125%, 12/01/14	1,000,000	1,040,920
Allen County GO, Refunding, AMBAC Insured, 4.75%, 12/01/17	2,180,000	2,234,980
American Municipal Power Inc. Revenue, Refunding, 5.25%,		
2/15/20	6,000,000	6,558,240
2/15/21	11,500,000	12,456,340
Cleveland Municipal School District GO, AGMC Insured, 5.00%,		
12/01/14	1,915,000	2,116,477
12/01/15	1,510,000	1,659,520
12/01/16	1,400,000	1,531,740
Cuyahoga County EDR, Medical Mart Center, Series G, 5.00%,		
12/01/20	7,000,000	8,000,020
12/01/21	7,300,000	8,247,321
Hamilton City School District GO, School Improvement, AGMC Insured, 5.00%, 12/01/24	5,000,000	5,185,900
Lake Local School District Wood County GO, NATL Insured,		
5.20%, 12/01/17	375,000	383,891
Pre-Refunded, 5.20%, 12/01/17	2,190,000	2,265,862
Lakewood City School District GO, School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/22	2,900,000	3,070,607
Mason City School District GO, School Improvement, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/15	2,670,000	3,073,437
Montgomery County Revenue, Miami Valley Hospital, Mandatory Put 11/15/14, Refunding, Series B, 5.25%, 11/15/39	4,000,000	4,302,360
Nordonia Hills City School District GO, School Improvement, Refunding, NATL RE, FGIC Insured, 4.50%, 12/01/21	2,360,000	2,498,815
Ohio State Building Authority Revenue, Refunding, Series C, 5.00%, 10/01/22	5,780,000	6,425,742
University of Cincinnati General Receipts Revenue, Series C, Assured Guaranty, 5.00%,		
6/01/21	11,810,000	13,212,437
6/01/22	11,675,000	12,889,083
Youngstown GO, AMBAC Insured, 6.125%, 12/01/15	1,275,000	1,352,125
		98,505,817
Oregon 1.1%		
Deschutes County Hospital Facilities Authority Hospital Revenue, Cascade Healthcare, Refunding, 7.375%, 1/01/23	2,000,000	2,299,180
Oregon State Department of Administrative Services COP, Series A, NATL RE, FGIC Insured, 5.00%, 11/01/19	2,340,000	2,575,778
Oregon State Department of Transportation Highway User Tax Revenue, senior lien, Series A, 5.00%, 11/15/22	5,840,000	6,559,138
Portland Sewer System Revenue, second lien, Series B, NATL Insured, 5.00%,		
6/15/18	3,135,000	3,555,842
6/15/19	3,290,000	3,673,417
Salem Water and Sewer Revenue,		
NATL Insured, 4.10%, 6/01/16	1,035,000	1,082,879
Refunding, AGMC Insured, 4.375%, 6/01/11	2,160,000	2,160,000
Refunding, AGMC Insured, 4.50%, 6/01/12	2,250,000	2,341,913
		24,248,147
Pennsylvania 6.6%		
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center,		
Series A, 5.00%, 5/15/19	9,000,000	9,975,780
Series A, 5.00%, 5/15/20	7,500,000	8,260,950
Series B, 5.00%, 6/15/18	5,000,000	5,290,800
Allegheny County IDAR, Pollution Control, Refunding, Series A, AMBAC Insured, 4.35%, 12/01/13	5,000,000	5,244,600
Commonwealth Financing Authority Revenue, Series C-1, AGMC Insured, 5.00%,		
6/01/22	4,130,000	4,648,604
6/01/23	4,345,000	4,837,115
Pennsylvania State Turnpike Commission Revenue, Subordinate,		
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.00%, 6/01/23	10,000,000	11,359,900
Series A, Assured Guaranty, 5.00%, 6/01/22	6,070,000	6,516,206
Pennsylvania State Turnpike Commission Turnpike Revenue, Series B, 5.00%, 12/01/19	32,230,000	36,592,008
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.25%, 8/01/22	20,000,000	21,055,800
Philadelphia Municipal Authority Revenue, Lease, 6.00%, 4/01/22	7,065,000	7,373,317
Philadelphia Water and Wastewater Revenue,		
Refunding, Series A, AGMC Insured, 5.00%, 6/15/17	10,000,000	11,278,500
Refunding, Series A, AGMC Insured, 5.00%, 6/15/18	5,000,000	5,636,550
Refunding, Series A, AGMC Insured, 5.00%, 6/15/19	5,000,000	5,569,350
Series A, 5.00%, 1/01/20	1,210,000	1,299,020
Series A, 5.25%, 1/01/21	3,655,000	3,955,989

Quarterly Statement ofInvestments

See Notes to Statements ofInvestments.

Quarterly Statement ofInvestments

See Notes to Statements ofInvestments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2011 (unaudited) (continued)
Pre-Refunded, 5.625%, 5/01/32	11,250,000	11,889,675
South Broward Hospital District Obligated Group, Refunding, 5.00%, 5/01/36	7,000,000	6,767,460
South Florida Water Management District COP, AMBAC Insured, 5.00%, 10/01/31	12,050,000	12,167,005
South Lake County Hospital District Revenue, South Lake Hospital Inc., Refunding, 5.25%, 10/01/34	5,000,000	4,704,500
SI. Johns County Water and Sewer Revenue, Capital Appreciation, AMBAC Insured, zero cpn.,
6/01/22	4,000,000	2,363,240
6/01/23	4,255,000	2,364,206
6/01/24	1,500,000	784,905
6/01/25	2,130,000	1,047,598
SI. Lucie West Services District Utility Revenue, senior lien, NATL Insured, 6.125%, 10/01/32	10,000,000	10,193,500
SI. Petersburg Public Utilities Revenue, Series A, 5.00%, 10/01/36	3,180,000	3,280,297
Sunrise Utilities System Revenue,
AMBAC Insured, ETM, 5.20%, 10/01/22	1,050,000	1,220,636
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,500,000	1,676,850
Tamarac Utility System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	1,585,000	1,617,350
Tampa Bay Water Regional Water Supply Authority Utility System Revenue, 5.00%,
10/01/34	8,000,000	8,226,720
10/01/38	14,340,000	14,532,156
Tampa Bay Water Utility System Revenue, Series B, NATL RE, FGIC Insured, 5.00%, 10/01/31	10,000,000	10,016,500
Tampa Sports Authority Revenue, Guaranteed Package, Tampa Bay Arena Project, NATL Insured,
6.00%, 10/01/15	1,000,000	1,039,960
6.05%, 10/01/20	1,715,000	1,863,536
6.10%, 10/01/26	2,695,000	2,916,152
Tampa Water and Sewer Revenue, sub. lien, Series A, AMBAC Insured, ETM, 7.25%, 10/01/16	1,105,000	1,288,938
Viera East COD Special Assessment,
Refunding, 7.00%, 5/01/26	5,830,000	5,729,141
Series B, ETM, 6.75%, 5/01/14	2,345,000	2,600,511
Village Center COD Recreational Revenue, Series A, NATL Insured, 5.20%, 11/01/25	10,000,000	8,803,500
Volusia County Educational Facility Authority Revenue, Educational Facilities, Embry-Riddle Aeronautical University Project,
Refunding, Series B, AMBAC Insured, 5.25%, 10/15/22	2,000,000	1,999,940
West Lake COD, Special Assessment Revenue, NATL Insured, 5.75%, 5/01/17	1,040,000	1,033,781
West Palm Beach CRDA Revenue, Northwood Pleasant Community Redevelopment, 5.00%, 3/01/35	1,000,000	893,740
Winter Park Water and Sewer Revenue, Improvement, Refunding, 5.00%, 12/01/34	2,000,000	2,044,440
		1,013,123,140
u.s. Territories 8.9%
Puerto Rico 8.1%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	2,100,000	2,099,874
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series B, 6.00%, 7/01/39	15,000,000	15,151,950
Series A, 5.00%, 7/01/29	10,000,000	9,687,300
Series A, 5.00%, 7/01/33	5,000,000	4,534,150
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
Refunding, Series A, NATL Insured, 5.00%, 7/01/38	560,000	500,556
Refunding, Series K, 5.00%, 7/01/30	5,000,000	4,673,050
Series G, 5.00%, 7/01/33	1,500,000	1,368,990
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%, 7/01/46	9,690,000	8,277,586
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	11,250,000	10,534,612
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Revenue, Cogeneration Facility, AES
Puerto Rico Project, 6.625%, 6/01/26	5,900,000	5,906,195
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
Refunding, Series 0, 5.375%, 7/01/33	1,210,000	1,168,255
Series I, 5.00%, 7/01/36	5,000,000	4,474,500
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,
Series A, 6.00%, 8/01/42	8,000,000	8,206,640
Series C, 5.50%, 8/01/40	15,000,000	14,890,950
		91,474,608
U.s. Virgin Islands 0.8%
Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	10,000,000	8,911,300

Total U.S. Territories		100,385,908
Total Municipal Bonds before Short Term Investments (Cost $1,092,570,775)		1,113,509,048

Franklin Georgia Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 98.4%				
Georgia 91.3%				
Athens-Clarke County Unified Government Water and Sewer Revenue,				
5.625%, 1/01/33	$	10,000,000	$	10,715,200
5.50%, 1/01/38		5,000,000		5,265,350
Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,				
Refunding, Series C, AGMC Insured, 5.00%, 1/01/33		5,000,000		5,011,100
Series J, AGMC Insured, 5.00%, 1/01/34		5,000,000		5,007,900
Atlanta Airport Revenue, General,				
Refunding, Series C, 6.00%, 1/01/30		6,000,000		6,571,500
Series A, 5.00%, 1/01/40		9,000,000		8,999,640
Atlanta Development Authority Educational Facilities Revenue, Science Park LLC Project, 5.00%, 7/01/32		3,000,000		3,014,520
Atlanta Development Authority Revenue, Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26		2,555,000		2,510,799
Atlanta GO, Refunding, Assured Guaranty, 5.25%, 12/01/23		2,000,000		2,233,460
Atlanta Public Safety and Judicial Facilities Authority Revenue, Public Safety Facility Project, AGMC Insured, 5.00%, 12/01/26		1,140,000		1,186,603
Atlanta Tax Allocation, Atlantic State Project, Refunding, Assured Guaranty, 5.00%, 12/01/23		1,000,000		1,025,620
Atlanta Urban Residential Finance Authority MFHR, Fulton Cotton Mill, GNMA Secured,				
6.00%, 5/20/17		665,000		665,173
6.125%, 5/20/27		1,560,000		1,491,344
Atlanta Water and Wastewater Revenue,				
Refunding, Series A, 6.00%, 11/01/28		5,055,000		5,485,079
Refunding, Series A, NATL Insured, 5.00%, 11/01/33		8,000,000		8,000,320
Series A, AGMC Insured, 5.50%, 11/01/27		5,000,000		5,308,850
Augusta Water and Sewer Revenue,				
AGMC Insured, 5.25%, 10/01/39		3,000,000		3,079,830
Refunding, AGMC Insured, 5.00%, 10/01/32		5,000,000		5,056,000
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center,				
5.25%, 12/01/22		2,500,000		2,219,950
5.375%, 12/01/28		2,000,000		1,636,680
Bartow County Development Authority PCR, Georgia Power Co., First Series, 5.10%, 6/01/23		5,000,000		5,140,150
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue, MGC Real Estate Foundation II LLC Project, 5.00%, 7/01/33		3,500,000		3,413,060
Brunswick and Glynn County Joint Water and Sewer Commission Revenue, Refunding, Series C, AGMC Insured, 5.00%, 6/01/33		2,045,000		2,126,084
Bulloch County Development Authority Lease Revenue, Georgia Southern University, XLCA Insured, 5.00%, 8/01/27		5,000,000		5,034,500
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing Foundation Five, AGMC Insured, 5.00%, 7/01/36		2,055,000		2,020,312
Burke County Development Authority PCR, Oglethorpe Power Corp., Vogtle Project,				
Series B, 5.50%, 1/01/33		5,000,000		5,035,400
Series E, 7.00%, 1/01/23		5,000,000		5,695,500
Camden County Public Service Authority Revenue, St. Mary's Project, Refunding, 4.50%,				
12/01/31		1,200,000		1,198,404
12/01/32		1,000,000		986,440
Carroll City-County Hospital Authority Revenue, Anticipation Certificates, Tanner Medical Center Inc. Project,				
5.00%, 7/01/40		5,000,000		4,757,300
Assured Guaranty, 5.00%, 7/01/38		5,000,000		4,999,800
Cherokee County Water and Sewer Authority Revenue,				
AGMC Insured, 5.00%, 8/01/35		3,000,000		3,081,540
NATL Insured, 6.90%, 8/01/18		10,000		10,044
Clayton County Development Authority Revenue, Refunding, Series A, NATL Insured, 5.00%, 8/01/23		2,310,000		2,472,555
Clayton County Hospital Authority Revenue, Anticipation Certificates, Southern Regional Medical Center, Refunding, Series A,				
5.00%, 8/01/30		2,000,000		2,029,240
5.25%, 8/01/35		1,000,000		1,013,720
Clayton County MFHR, Pointe Clear Apartments Project, AGMC Insured, 5.70%, 7/01/23		930,000		930,530
Cobb County Development Authority University Facilities Revenue, Kennesaw State University Foundations Project, Series D, NATL Insured, 5.00%, 7/15/29		5,000,000		4,628,750
Columbia County Water and Sewerage Revenue,				
AGMC Insured, Pre-Refunded, 5.00%, 6/01/24		1,010,000		1,136,866
Refunding, 4.50%, 6/01/33		4,015,000		4,023,833
Refunding, AGMC Insured, 5.00%, 6/01/24		120,000		126,262
Columbus Water and Sewer Revenue, AGMC Insured, 5.00%, 5/01/29		2,500,000		2,621,750
Coweta County Development Authority Revenue, Piedmont Healthcare Project, 5.00%, 6/15/40		5,000,000		4,639,400

Total Investments (Cost $458,881,345) 98.4%		465,115,740
Other Assets, less Liabilities 1.6%		7,453,517
Net Assets 100.0%	$	472,569,257

† Rounds to less than 0.1% of net assets.

Abbreviations

Selected Portfolio

AGMC	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
CIFG	- CDC IXIS Financial Guaranty
COP	- Certificate of Participation
EDA	- Economic Development Authority
ETM	- Escrow to Maturity
FGIC	- Financial Guaranty Insurance Co.
FICO	- Financing Corp.
GNMA	- Government National Mortgage Association
GO	- General Obligation
HFAR	- Housing Finance Authority Revenue
IDAR	- Industrial Development Authority Revenue
MFHR	- Multi-Family Housing Revenue
NATL	- National Public Financial Guarantee Corp.
NATL RE	- National Public Financial Guarantee Corp. Reinsured
PCR	- Pollution Control Revenue
PFAR	- Public Financing Authority Revenue
SFM	- Single Family Mortgage
XLCA	- XL Capital Assurance

Quarterly Statement ofInvestments

See Notes to Statements ofInvestments.

Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%,		
12/01/30	15,000,000	12,374,700
12/01/35	15,000,000	11,830,950
Denver Health and Hospital Authority Healthcare Revenue, Series A, Pre-Refunded, 6.25%, 12/01/33	4,000,000	4,753,680
E-470 Public Highway Authority Revenue,		
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 9/01/37	15,720,000	2,191,682
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 9/01/38	20,000,000	2,519,800
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 9/01/39	30,000,000	3,408,900
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/28	15,000,000	4,466,550
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/29	10,000,000	2,765,900
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/30	17,300,000	4,434,682
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/31	10,000,000	2,374,400
Series A1, NATL Insured, 5.50%, 9/01/24	10,000,000	9,679,500
Series C, 5.375%, 9/01/26	5,000,000	4,694,900
Eagle County Airport Terminal Corp. Revenue, Series A,		
7.00%, 5/01/21	585,000	589,347
7.125%, 5/01/31	1,215,000	1,212,971
Eagle County Sports and Housing Facilities Revenue, Vail Associate Project, Refunding, 6.95%, 8/01/19	41,200,000	40,220,676
Littleton MFHR, Riverpoint, Series C, Pre-Refunded, 8.00%, 12/01/29	2,550,000	2,550,000
Public Authority for Colorado Energy Natural Gas Purchase Revenue,		
6.125%, 11/15/23	2,465,000	2,625,398
6.25%, 11/15/28	12,500,000	13,154,000
6.50%, 11/15/38	90,100,000	97,790,936
Regional Transportation District COP, Series A, 5.00%, 6/01/25	13,500,000	14,147,460
Superior Metropolitan District No. 1 Special Revenue, Refunding, AMBAC Insured, 5.00%, 12/01/28	7,640,000	7,423,100
[a,b] Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 8.50%, 6/01/31	3,000,000	2,814,150
		290,806,030
Connecticut 1.0%		
Connecticut State Development Authority PCR,		
Connecticut Light and Water, Refunding, Series A, 5.85%, 9/01/28	53,825,000	54,395,007
Western Massachusetts Electric Co., Refunding, Series A, 5.85%, 9/01/28	12,500,000	12,524,125
Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic Co. Project, 6.15%, 4/01/35	3,000,000	2,999,850
Connecticut State Health and Educational Facilities Authority Revenue,		
Sacred Heart University, Series C, 6.50%, 7/01/16	280,000	281,002
St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20	5,650,000	5,259,472
		75,459,456
District of Columbia 2.1%		
District of Columbia Ballpark Revenue, Series B-1, NATL RE, FGIC Insured, 5.00%, 2/01/35	18,000,000	15,677,820
District of Columbia Hospital Revenue, Children's Hospital Obligation Group, Assured Guaranty, 5.25%, 7/15/38	11,000,000	10,450,880
District of Columbia Revenue,		
Capital Appreciation, Georgetown University, Growth and Income Securities, AMBAC Insured, zero cpn. to 3/31/18, 5.00% thereafter, 4/01/36	27,105,000	15,896,811
The Catholic University of America, Refunding, 5.00%, 10/01/34	3,750,000	3,688,875
Deed Tax, Series A, 5.00%, 6/01/40	13,000,000	11,844,950
Methodist Home Issue, 6.00%, 1/01/29	4,750,000	4,114,118
Methodist Home Issue, Series A, 7.375%, 1/01/30	2,525,000	2,515,935
Methodist Home Issue, Series A, 7.50%, 1/01/39	4,150,000	4,120,950
District of Columbia Tobacco Settlement FICO Revenue,		
Asset-Backed Bonds, Refunding, 6.50%, 5/15/33	22,000,000	21,373,880
Capital Appreciation, Asset-Backed Bonds, Series A, zero cpn., 6/15/46	175,000,000	7,267,750
Capital Appreciation, Asset-Backed Bonds, Series B, zero cpn., 6/15/46	66,000,000	1,836,120
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, Capital Appreciation, second lien, Series C, Assured Guaranty, zero cpn. to 10/01/16, 6.50% thereafter, 10/01/41	60,000,000	46,105,200
Washington Convention and Sports Authority Dedicated Tax Revenue, senior lien, Convention Center Hotel Project, Series A, 5.00%, 10/01/40	10,000,000	9,104,300
		153,997,589
Florida 5.7%		
Bartram Springs CDD Special Assessment, Refunding, 4.75%, 5/01/34	4,515,000	3,439,166
Brevard County Health Facilities Authority Health Care Facilities Revenue, Health First Inc. Project, 7.00%, 4/01/39	6,500,000	7,022,665
Brooks of Bonita Springs CDD Capital Improvement Revenue, 6.85%, 5/01/31	1,255,000	1,255,226
Capital Region CDD Capital Improvement Revenue, Series A-2, 6.85%, 5/01/31	2,085,000	2,086,272
Championsgate CDD Capital Improvement Revenue, Series A, 6.25%, 5/01/20	1,885,000	1,657,782
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	25,000,000	27,740,000
Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.375%, 8/15/32	10,550,000	9,825,743

Franklin Tax-Free Trust

Statement of Investments, May 31, 2011 (unaudited) *(continued)*

East Homestead CDD Special Assessment Revenue, 5.45%, 5/01/36	1,425,000	1,164,781
Escambia County Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.50%, 3/01/33	7,975,000	9,737,954
Florida State Board of Education Capital Outlay GO, Public Education, Refunding, Series D, 6.00%, 6/01/23	5,000,000	6,277,350
Halifax Hospital Medical Center Hospital Revenue, Refunding and Improvement, Series A, 5.375%, 6/01/46	18,000,000	15,957,180
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,408,960
Hillsborough County IDAR, Refunding, Series B, 5.25%,		
10/01/28	1,500,000	1,434,120
10/01/34	7,250,000	6,380,725
Indian Trace Development District Special Assessment, Isles at Weston Project, 5.50%, 5/01/33	2,630,000	2,168,172
Indigo CDD Capital Improvement Revenue, Refunding,		
Series A, 7.00%, 5/01/31	845,000	708,076
[a]Series C, 7.00%, 5/01/30	4,390,000	3,471,436
Islands at Doral CDD Special Assessment, 6.125%, 5/01/24	1,510,000	1,490,717
Lake Ashton CDD Revenue, Series A, 7.40%, 5/01/32	1,335,000	1,340,794
Lakeland Retirement Community Revenue, first mortgage, Carpenters Estates, Accredited Investors, Refunding,		
5.875%, 1/01/19	1,350,000	1,337,337
6.25%, 1/01/28	1,230,000	1,136,852
6.375%, 1/01/43	2,250,000	1,969,583
Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway, Series B, CIFG Insured, 5.00%, 10/01/30	11,505,000	11,593,243
Mediterra North CDD Capital Improvement Revenue, Series A, 6.80%, 5/01/31	7,190,000	7,198,628
Mediterra South CDD Capital Improvement Revenue,		
6.85%, 5/01/31	2,170,000	2,172,647
Series B, 6.95%, 5/01/31	6,530,000	6,466,986
Miami-Dade County Aviation Revenue, Miami International Airport, Refunding, Series A, 5.50%, 10/01/41	20,850,000	20,848,332
Miami-Dade County Educational Facilities Authority Revenue, University of Miami, Refunding, Series B, AMBAC Insured,		
5.25%, 4/01/27	10,995,000	11,501,100
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	30,270,000	28,929,644
Miami-Dade County School Board COP, Series B, Assured Guaranty, 5.00%, 5/01/33	14,310,000	14,459,253
Midtown Miami Community Development Special Assessment Revenue,		
Series A, 6.25%, 5/01/37	7,500,000	7,043,325
Series B, 6.50%, 5/01/37	3,850,000	3,732,652
Mount Dora Country Club CDD Special Assessment Revenue, 7.75%, 5/01/13	100,000	101,012
North Sumter County Utility Dependent District Utility Revenue, Subordinated,		
6.00%, 10/01/30	3,780,000	3,690,981
6.25%, 10/01/43	6,865,000	6,761,201
Northern Palm Beach County ID Revenue, Water Control and Improvement, Unit of Development No. 43,		
6.10%, 8/01/21	145,000	140,198
Pre-Refunded, 6.10%, 8/01/21	1,960,000	1,997,181
Northern Palm Beach County ID Special Assessment, Water Control and Improvement Bonds, Unit of Development No. 46,		
Series A, 5.35%, 8/01/41	800,000	646,000
Orange County Health Facilities Authority Revenue, Hospital, Adventist Health System Inc., Pre-Refunded, 5.625%,		
11/15/32	10,000,000	10,803,700
Orlando-Orange County Expressway Authority Revenue, Series C, 5.00%, 7/01/40	21,000,000	20,372,940
Palm Glades CDD Revenue, Special Assessment, Series A, 5.30%, 5/01/36	1,200,000	779,340
Parklands West CDD Revenue, Special Assessment, Series A, 6.90%, 5/01/32	2,520,000	2,441,351
Pelican Marsh CDD Special Assessment Revenue, Series A,		
7.10%, 5/01/20	2,295,000	2,300,783
7.20%, 5/01/31	5,720,000	5,727,894
Pensacola Airport Revenue, Airport Revenue Bonds, Refunding, 6.00%, 10/01/28	7,000,000	7,157,360
Poinciana CDD Special Assessment, Series A, 7.125%, 5/01/31	9,695,000	9,215,873
Port St. Lucie Utility Revenue, System, Refunding, Series A, NATL Insured, 5.00%, 9/01/29	11,025,000	11,145,724
[a]Portico CDD Capital Improvement Revenue, 5.45%, 5/01/37	2,600,000	1,193,192
[a]Portofino Landings CDD Special Assessment, Series A, 5.40%, 5/01/38	2,705,000	946,750
River Place St. Lucie CDD Special Assessment Revenue, Series A, 7.625%,		
5/01/21	880,000	812,442
5/01/30	1,590,000	1,388,976
Riverwood CDD Special Assessment Revenue, Series A, 7.75%, 5/01/14	280,000	283,696
Somerset County Revenue, Somerset CDD, 5.30%, 5/01/37	7,300,000	4,066,976
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Refunding,		
4.75%, 5/01/32	11,235,000	10,676,958
5.00%, 5/01/36	12,500,000	12,084,750
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Group, 5.00%, 8/15/32	15,000,000	14,616,150
South-Dade Venture CDD Special Assessment Revenue, 6.00%, 5/01/24	2,240,000	2,229,920
Stonegate CDD Special Assessment Revenue, 6.00%, 5/01/24	1,835,000	1,774,151
Tara CDD No. 1 Capital Improvement Revenue, Series A, 7.15%, 5/01/31	1,175,000	1,175,505

Venetian CDD Capital Improvement Revenue, Series A, 6.75%, 5/01/34	7,905,000	7,459,870
Verandah East CDD Revenue, Capital Improvement, Series A, 5.40%, 5/01/37	1,875,000	946,369
Verandah West CDD Revenue, Series A, 6.625%, 5/01/33	7,850,000	7,266,274
Village CDD No. 8 Special Assessment Revenue, 6.375%, 5/01/38	9,500,000	9,628,915
Village CDD No. 9 Special Assessment Revenue,		
6.75%, 5/01/31	9,035,000	9,323,939
7.00%, 5/01/41	8,000,000	8,252,880
Village Center CDD Recreational Revenue,		
sub. bond, Series B, 6.25%, 1/01/13	1,790,000	1,808,204
Sub Series B, 8.25%, 1/01/17	1,265,000	1,267,884
Sub Series C, 7.375%, 1/01/19	1,845,000	1,852,694
Waterlefe CDD Capital Improvement Revenue, Series A, 6.95%, 5/01/31	1,040,000	1,040,655
Waters Edge CDD Capital Improvement Revenue, 5.30%, 5/01/36	1,700,000	1,304,257
Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21	1,030,000	1,024,850
Winter Garden Village at Fowler Groves CDD Special Tax, 5.65%, 5/01/37	1,900,000	1,722,958
		416,387,454
Georgia 3.2%		
Atlanta Airport Revenue, General, Series A, 5.00%, 1/01/40	10,000,000	9,999,600
Atlanta Tax Allocation, Princeton Lakes Project, 5.50%, 1/01/31	1,035,000	892,501
Atlanta Water and Wastewater Revenue, Refunding,		
Series A, 6.25%, 11/01/34	30,000,000	32,228,100
Series B, AGMC Insured, 5.25%, 11/01/34	30,000,000	30,694,500
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%, 12/01/28	1,470,000	1,202,960
Burke County Development Authority PCR, Oglethorpe Power Corp., Vogtle Project,		
Series C, 5.70%, 1/01/43	55,000,000	55,597,300
Series E, 7.00%, 1/01/23	25,000,000	28,477,500
Floyd County Development Authority Environmental Improvement Revenue, Temple-Inland Inc., Refunding, 5.70%, 12/01/15	1,575,000	1,606,091
Forsyth County Hospital Authority Revenue, Anticipation Certificate, Georgia Baptist Health Care System Project, ETM,		
6.25%, 10/01/18	5,070,000	5,978,696
6.375%, 10/01/28	8,000,000	10,256,960
Fulton County Residential Care Revenue, Lenbrook Project, Series A, 5.00%, 7/01/27	5,000,000	3,525,200
Gainesville RDA Educational Facilities Revenue, Riverside Military Academy, Refunding, 5.125%, 3/01/37	6,500,000	4,802,785
Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, Refunding, NATL Insured, 5.00%, 7/01/34	15,000,000	14,677,800
Main Street Natural Gas Inc. Gas Project Revenue, Series A, 5.50%,		
9/15/25	5,000,000	4,931,500
9/15/27	4,000,000	3,886,560
9/15/28	10,000,000	9,411,800
McDuffie County Development Authority Waste Disposal Revenue, Temple-Inland Forest Products, 6.95%, 12/01/23	5,120,000	5,107,302
Richmond County Development Authority Environmental Improvement Revenue, International Paper Co. Project, Series A,		
6.25%, 11/01/33	7,000,000	7,155,540
Savannah EDA Revenue, Recovery Zone Facility, International Paper Co. Project, Series A, 6.25%, 11/01/33	4,865,000	4,973,100
		235,405,795
Hawaii 0.1%		
Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian Electric Co. and Subsidiary, 6.50%,		
7/01/39	7,500,000	7,631,250
Idaho 0.7%		
Idaho Health Facilities Authority Revenue, St. Luke's Health System Project, Series A, 6.75%, 11/01/37	12,500,000	13,384,875
Idaho State Housing and Finance Assn. EDR, TDF Facility Project-Recovery Zone Facility, Series A, 7.00%, 2/01/36	13,305,000	13,349,572
Nez Perce County PCR,		
Potlatch 84, 7.00%, 12/01/14	5,000,000	5,250,700
Potlatch Corp. Project, Refunding, 6.00%, 10/01/24	22,500,000	22,013,775
		53,998,922
Illinois 6.0%		
Antioch Village Special Service Area No. 1 Special Tax, Deercrest Project, 6.625%, 3/01/33	3,218,000	2,508,528
Bolingbrook Special Service Area No. 1 Special Tax, Augusta Village Project, Pre-Refunded,		
6.25%, 3/01/32	3,496,000	3,702,229
6.75%, 3/01/32	5,046,000	5,343,512
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project,		
6.00%, 11/01/35	500,000	511,400
5.50%, 11/01/40	3,570,000	3,301,465
Bryant PCR, Central Illinois Light Co. Project, Refunding, NATL Insured, 5.90%, 8/01/23	11,000,000	11,030,800
Cary Special Tax, Refunding, Radian Insured, 5.00%, 3/01/30	3,035,000	2,640,389
Chicago Board of Education GO, Refunding, 5.00%, 12/01/31	12,500,000	12,264,250

Chicago GO, Refunding, Series A, AGMC Insured, 5.00%, 1/01/27	34,105,000	34,340,324
Chicago O'Hare International Airport Revenue,		
5.00%, 1/01/40	20,430,000	18,556,978
General Airport Third Lien, Series A, NATL RE, FGIC Insured, 5.00%, 1/01/33	15,000,000	14,104,800
Passenger Facility, Series B, 5.00%, 1/01/35	12,555,000	11,652,421
Refunding, Series A, AGMC Insured, 5.00%, 1/01/38	16,500,000	15,297,480
Cook County GO, Refunding,		
Series A, 5.25%, 11/15/33	8,720,000	8,902,074
Series G, 5.00%, 11/15/28	50,000,000	51,056,000
Hampshire Special Service Area No. 14 Special Tax, Lakewood Crossing Subdivision, 5.95%, 3/01/36	7,785,000	6,068,485
Illinois Finance Authority Revenue,		
Institute Technology, 6.50%, 2/01/23	1,000,000	911,460
Institute Technology, 7.125%, 2/01/34	1,500,000	1,398,900
Lutheran Hillside Village, Refunding, 5.25%, 2/01/37	7,500,000	6,271,200
Navistar International, Recovery Zone Facility, 6.50%, 10/15/40	8,500,000	8,739,105
Resurrection Health Care, Series A, AGMC Insured, 5.25%, 5/15/29	15,500,000	15,571,145
Riverside Health System, 6.25%, 11/15/35	5,000,000	5,158,550
Roosevelt University Project, Refunding, 6.50%, 4/01/39	15,000,000	14,998,200
Rush University Medical Center Obligation Group, Series B, 7.25%, 11/01/38	10,000,000	10,837,700
Sherman Health System, Series A, 5.50%, 8/01/37	17,240,000	15,181,544
Illinois Finance Authority Water Facility Revenue, American Water Capital Corp. Project, 5.25%,		
10/01/39	6,050,000	5,766,981
5/01/40	7,000,000	6,660,360
Illinois Health Facilities Authority Revenue, Thorek Hospital and Medical Center, Refunding, 5.375%, 8/15/28	8,595,000	8,236,073
Illinois State Development Finance Authority PCR, Ameren Corp. and Central Illinois Public Service Co., Refunding, Series A, 5.50%, 3/01/14	3,515,000	3,524,350
Illinois State Finance Authority Student Housing Revenue,		
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	15,014,550
Normal LLC, Illinois State University, 7.00%, 4/01/43	7,500,000	7,578,525
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue, McCormick Place Expansion Project, Series A, 5.50%, 6/15/50	10,475,000	10,228,209
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention Center, ETM, 7.00%, 7/01/26	7,500,000	10,220,175
Minooka Special Assessment, Improvement, Prairie Ridge Project, 6.875%, 3/01/33	3,000,000	2,501,790
Otter Creek Water Reclamation District Kane County GO, Separate Waterworks and Sewage System, Refunding, XLCA Insured, 5.00%, 1/01/39	4,500,000	4,230,900
Plano Special Service Area No. 2 Special Tax, Lakewood Springs Project, Series B, 6.375%, 3/01/34	7,751,000	7,015,508
Railsplitter Tobacco Settlement Authority Revenue,		
6.25%, 6/01/24	6,000,000	6,131,220
Refunding, 6.00%, 6/01/28	24,650,000	24,723,210
Southwestern Development Authority Revenue, Anderson Hospital, 5.625%, 8/15/29	2,425,000	2,224,404
University of Illinois University Revenues, Auxiliary Facilities System, Refunding, NATL Insured, 5.00%, 4/01/32	22,430,000	21,861,848
Wauconda Special Service Area No. 1 Special Tax, Liberty Lakes Project,		
6.00%, 3/01/33	4,415,000	3,763,787
6.625%, 3/01/33	5,174,000	4,758,631
Yorkville United City Special Service Area Special Tax,		
No. 2003-101, Windett Ridge Project, 6.875%, 3/01/33	3,393,000	2,445,640
No. 2004-104, MPI Grande Reserve Project, 6.375%, 3/01/34	4,219,000	3,069,365
No. 2005-108, Autumn Creek Project, 6.00%, 3/01/36	4,852,000	3,536,138
		433,840,603
Indiana 1.1%		
Delaware County Hospital Authority Hospital Revenue, Cardinal Health System, 5.25%, 8/01/36	5,000,000	4,230,300
Goshen Industrial Revenue, Greencroft Hospital Assn. Inc., Refunding, 5.75%,		
8/15/19	3,000,000	2,802,330
8/15/28	5,000,000	4,157,300
Indiana Health and Educational Facility Financing Authority Hospital Revenue, 5.50%, 3/01/37	8,000,000	7,207,760
Indiana Health and Educational Facility Financing Authority Revenue, Baptist Homes of Indiana, Refunding, 5.25%, 11/15/35	12,000,000	10,996,560
Indiana Health Facility Financing Authority Hospital Revenue,		
6.25%, 3/01/25	5,900,000	6,046,379
6.00%, 3/01/34	12,000,000	12,062,520
Community Foundation Northwest Indiana, Refunding, Series A, 6.375%, 8/01/31	11,740,000	11,814,901
Indiana Municipal Power Agency Power Supply System Revenue, Indiana Municipal Power Agency, Series B, 6.00%, 1/01/39	4,000,000	4,226,320
Jasper County PCR, Northern Indiana Public Service Co., Refunding, Series C, NATL Insured, 5.60%, 11/01/16	10,000,000	10,872,600

5.85%, 4/01/19	5,000,000	5,531,150
		79,948,120
Iowa 0.2%		
Iowa Higher Education Loan Authority Revenue, Private College Facility, Upper Iowa University Project, Refunding, 6.00%, 9/01/39	11,000,000	11,170,280
Kansas 0.1%		
Kansas State Development Finance Authority Hospital Revenue, Adventist Health, Refunding, 5.75%, 11/15/38	6,250,000	6,547,750
Kentucky 1.4%		
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc.,		
Refunding, Series C, NATL Insured, 6.10%, 10/01/22	10,650,000	11,149,166
Refunding, Series C, NATL Insured, 6.15%, 10/01/27	3,995,000	4,127,394
Series C, NATL Insured, Pre-Refunded, 6.10%, 10/01/22	5,325,000	6,053,460
Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/27	6,005,000	6,833,390
Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Owensboro Medical Health System, Refunding, Series A, 6.50%, 3/01/45	18,330,000	17,911,343
Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian Regional Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22	6,825,000	6,059,167
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/42	5,000,000	5,161,100
Louisville and Jefferson County Metropolitan Government College Revenue, Improvement, Bellarmie University Inc. Project,		
5.625%, 5/01/29	5,555,000	5,465,453
6.125%, 5/01/39	5,000,000	5,017,550
Louisville and Jefferson County Metropolitan Government Health Facilities Revenue, Jewish Hospital and St. Mary's HealthCare Inc. Project, Refunding, 6.125%, 2/01/37	11,500,000	11,403,285
Ohio County PCR, Big Rivers Electric Corp. Project, Refunding, Series A, 6.00%, 7/15/31	7,500,000	7,604,475
Owen County Waterworks System Revenue, American Water Co. Project, Series A,		
6.25%, 6/01/39	8,000,000	8,227,680
5.375%, 6/01/40	10,000,000	9,380,200
		104,393,663
Louisiana 4.3%		
Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding, 6.80%, 2/01/27	13,990,000	13,711,599
Calcasieu Parish Inc. IDB, PCR, Gulf States Utilities Co. Project, Refunding, 6.75%, 10/01/12	2,665,000	2,674,621
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health System Project, 6.75%, 7/01/39	10,000,000	10,559,000
Louisiana Public Facilities Authority Revenue,		
Energy LLC Project, Refunding, 5.00%, 6/01/30	8,500,000	8,506,715
Entergy Gulf States Louisiana, Refunding, Series A, 5.00%, 9/01/28	25,000,000	25,074,000
FHA Insured Mortgage, Baton Rouge General Medical Center Project, NATL Insured, 5.25%, 7/01/33	20,000,000	20,038,400
Ochsner Clinic Foundation Project, 6.50%, 5/15/37	5,000,000	5,091,350
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	15,500,000	15,916,950
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38	10,000,000	8,588,700
Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47	10,000,000	8,591,000
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B, AMBAC Insured, 5.00%, 6/01/22	10,000,000	9,991,600
Louisiana State Gas and Fuels Tax Revenue, second lien, Series B, 5.00%, 5/01/45	26,340,000	26,947,400
Louisiana State Local Government Environmental Facilities and CDA Revenue, Westlake Chemical Corp. Projects,		
6.75%, 11/01/32	41,250,000	42,674,362
Series A, 6.50%, 8/01/29	9,000,000	9,299,880
Series A-2, 6.50%, 11/01/35	8,000,000	8,214,480
New Orleans GO,		
Limited Tax, NATL Insured, 5.00%, 3/01/21	5,000,000	4,905,200
Public Improvement, Series A, Radian Insured, 5.25%, 12/01/36	13,480,000	12,601,104
Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%, 3/01/13	2,425,000	2,433,682
Rapides Finance Authority Revenue, Cleco Power LLC Project, Mandatory Put 10/01/11, 6.00%, 10/01/38	4,750,000	4,808,378
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	72,500,000	69,634,075
		310,262,496
Maine 0.1%		
Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20	4,800,000	4,772,256
Maryland 0.7%		
Harford County Special Obligation Tax Allocation, Beachtree Estates Project, 7.50%, 7/01/40	7,000,000	7,070,700
Maryland State Community Development Administration Development Housing and CDR, Housing, Series A, 5.875%, 7/01/16	1,010,000	1,010,646

Maryland State EDC Port Facilities Revenue, CNX MarineTerminals Inc., Refunding, 5.75%, 9/01/25	8,600,000	8,419,314
Maryland State EDC Revenue, Chesapeake Bay Conference Center Project, senior lien, Refunding,		
Series A, 4.75%, 12/01/11	355,000	350,776
Series A, 5.00%, 12/01/16	3,000,000	2,481,570
Series A, 5.00%, 12/01/31	10,000,000	6,563,400
Series B, 5.00%, 12/01/16	600,000	496,314
Series B, 5.25%, 12/01/31	2,000,000	1,312,240
Maryland State EDC, EDR, 5.75%, 6/01/35	13,070,000	12,657,249
Maryland State Health and Higher Educational Facilities Authority Revenue,		
Anne Arundel Health System, Series A, 6.75%, 7/01/39	3,000,000	3,295,080
Edenwald, Series A, 5.40%, 1/01/37	1,200,000	988,788
Washington County Hospital, 6.00%, 1/01/43	6,000,000	5,660,460
		50,306,537
Massachusetts 0.9%		
Massachusetts Bay Transportation Authority Revenue, General Transportation System, Series A, 7.00%, 3/01/21	2,000,000	2,460,700
Massachusetts State Development Finance Agency Revenue,		
Berkshire Retirement Project, first mortgage, 5.60%, 7/01/19	950,000	949,952
Berkshire Retirement Project, first mortgage, 5.625%, 7/01/29	1,620,000	1,491,421
Curry College, Series A, ACA Insured, 5.00%, 3/01/36	2,000,000	1,709,360
Loomis Community Project, first mortgage, Refunding, Series A, 5.625%, 7/01/15	1,390,000	1,391,042
Loomis Community Project, first mortgage, Refunding, Series A, 5.75%, 7/01/23	3,500,000	3,341,555
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue, Mandatory Put 5/01/19, Refunding, 5.75%, 12/01/42	3,700,000	4,015,092
Massachusetts State Health and Educational Facilities Authority Revenue, St. Memorial Medical Center, Refunding, Series A, 6.00%, 10/01/23	5,315,000	4,550,278
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL RE, FGIC Insured, 5.50%, 1/01/34	40,000,000	42,129,200
		62,038,600
Michigan 4.3%		
Delta County EDC Environmental Improvement Revenue, Mead Escanaba Paper, Series A, Pre-Refunded, 6.25%, 4/15/27	10,500,000	11,039,385
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, 6.00%, 5/01/29	15,900,000	16,478,124
Detroit GO, Distribution State Aid, 5.25%, 11/01/35	23,000,000	23,340,170
Detroit Sewer Disposal System Revenue, second lien,		
Series A, NATL Insured, 5.00%, 7/01/35	25,750,000	22,669,270
Series B, Assured Guaranty, 5.00%, 7/01/36	10,000,000	8,801,700
Series B, NATL Insured, 5.00%, 7/01/36	3,000,000	2,627,430
Series B, NATL RE, FGIC Insured, 5.50%, 7/01/29	5,000,000	5,051,250
Detroit Water Supply System Revenue,		
Refunding, Series D, NATL Insured, 5.00%, 7/01/33	20,430,000	17,958,787
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33	11,000,000	10,039,260
Garden City Hospital Finance Authority Hospital Revenue, Garden City Hospital Obligated Group, Refunding, Series A,		
5.75%, 9/01/17	530,000	515,881
5.00%, 8/15/38	5,250,000	3,418,643
Michigan State Building Authority Revenue,		
Facilities Program, Refunding, Series I, 6.00%, 10/15/38	6,000,000	6,438,120
Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33	13,495,000	13,494,190
Facilities Program, Refunding, Series II, NATL Insured, 5.00%, 10/15/29	16,585,000	16,631,604
Refunding, Series IA, NATL RE, FGIC Insured, 5.00%, 10/15/31	9,500,000	9,637,750
Michigan State Hospital Finance Authority Revenue,		
Hospital, Oakwood Obligated Group, Refunding, Series A, 5.00%, 7/15/37	3,680,000	3,209,659
Marquette, 5.00%, 5/15/34	6,000,000	4,909,560
Memorial Healthcare Center, Refunding, 5.75%, 11/15/15	1,000,000	1,007,890
Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.75%, 8/15/16	7,310,000	7,335,585
Mid-Michigan Obligation Group, Series A, 6.125%, 6/01/34	4,065,000	4,185,202
Michigan State Strategic Fund Limited Obligation Revenue,		
The Detroit Edison Co., Refunding, Series A, NATL Insured, 5.55%, 9/01/29	1,015,000	1,015,508
The Detroit Edison Co. Pollution Control Project, Refunding, Series C, 5.45%, 9/01/29	11,000,000	11,010,670
The Detroit Edison Co. Pollution Control Project, Refunding, Series C, XLCA Insured, 5.65%, 9/01/29	10,000,000	10,008,800
Dow Chemical, Mandatory Put 6/02/14, Refunding, Series A-1, 6.75%, 12/01/28	2,800,000	3,107,160
Dow Chemical, Refunding, Series B-2, 6.25%, 6/01/14	20,050,000	22,145,225
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset, Senior Series A, 6.00%,		
6/01/34	13,675,000	9,789,932
6/01/48	10,000,000	6,894,800
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital, Refunding, 8.25%, 9/01/39	20,000,000	22,964,000

American Airlines Inc., JFK International Airport Project, 7.75%, 8/01/31	15,000,000	15,411,000
American Airlines Inc., JFK International Airport Project, Series A, 8.00%, 8/01/12	30,000,000	31,034,700
British Airways PLC Project, 7.625%, 12/01/32	15,550,000	15,624,795
New York City IDAR,		
Liberty, 7 World Trade Center Project, Series A, 6.25%, 3/01/15	45,000,000	45,457,650
Liberty, 7 World Trade Center Project, Series A, 6.50%, 3/01/35	50,000,000	50,000,500
Liberty, 7 World Trade Center Project, Series B, 6.75%, 3/01/15	5,000,000	5,056,700
Queens Baseball Stadium, Pilot, AMBAC Insured, 5.00%, 1/01/31	9,500,000	8,246,285
New York City Municipal Water Finance Authority Water and Sewer System Revenue, Series E, 5.00%, 6/15/34	10,000,000	10,088,200
New York Liberty Development Corp. Liberty Revenue, Second Priority, Bank of America Tower at One Bryant Park Project, Class 3, Refunding, 6.375%, 7/15/49	18,500,000	18,885,170
New York State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center,		
6.125%, 12/01/29	16,000,000	15,376,160
6.25%, 12/01/37	30,000,000	28,020,600
Port Authority of New York and New Jersey Special Obligation Revenue, Continental Airlines Inc., Eastern Project, La Guardia, 9.125%, 12/01/15	21,695,000	21,812,153
Utica IDA Civic Facility Revenue, Utica College Civic Facility,		
6.75%, 12/01/21	1,250,000	1,251,125
6.85%, 12/01/31	2,000,000	1,948,520
		332,376,152
North Carolina 0.4%		
Albemarle Hospital Authority Health Care Facilities Revenue, Refunding, 5.25%, 10/01/27	4,500,000	3,717,450
Columbus County Industrial Facilities and PCFA Revenue, International Paper Co. Projects,		
Recovery Zone Facility Bonds, Series B, 6.25%, 11/01/33	4,000,000	4,091,520
Series A, 6.25%, 11/01/33	1,300,000	1,329,744
North Carolina HFAR, SF, Series II, FHA Insured, 6.20%,		
3/01/16	710,000	738,507
9/01/17	525,000	525,089
North Carolina Medical Care Commission Health Care Facilities Revenue, Pennybyrn at Maryfield, Series A,		
5.75%, 10/01/23	3,625,000	3,042,752
6.00%, 10/01/23	2,500,000	2,143,825
5.65%, 10/01/25	2,000,000	1,603,200
North Carolina Medical Care Commission Retirement Facilities Revenue, first mortgage, United Methodist, Refunding, Series C,		
5.25%, 10/01/24	920,000	858,020
5.50%, 10/01/32	1,600,000	1,399,936
North Carolina Medical Care Commission Revenue, Series A, 6.125%, 10/01/35	9,250,000	7,320,172
		26,770,215
North Dakota 0.1%		
Ward County Health Care Facilities Revenue, Trinity Obligated Group, 5.125%,		
7/01/25	1,750,000	1,663,148
7/01/29	2,500,000	2,255,400
		3,918,548
Ohio 1.4%		
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, 6.00%, 6/01/45	12,500,000	11,647,750
Buckeye Tobacco Settlement Financing Authority Revenue, Asset-Backed,		
Senior Capital Appreciation Turbo Term Bond, Series A-3, zero cpn. to 12/01/12, 6.25% thereafter, 6/01/37	15,000,000	9,783,000
Senior Current Interest Turbo Term Bond, Series A-2, 5.875%, 6/01/30	22,500,000	16,576,875
Senior Current Interest Turbo Term Bond, Series A-2, 5.75%, 6/01/34	11,250,000	7,939,575
Butler County Hospital Facilities Revenue, UC Health, 5.50%, 11/01/40	10,000,000	8,477,400
Franklin County Health Care Facilities Revenue,		
Ohio Presbyterian, Series A, Pre-Refunded, 7.125%, 7/01/29	1,000,000	1,015,170
Presbyterian Retirement Services, Refunding, 5.50%, 7/01/17	3,100,000	3,102,015
Presbyterian Retirement Services, Refunding, 5.50%, 7/01/21	950,000	949,915
cLittle Miami Local School District GO, School Improvement, Refunding, 6.875%, 12/01/34	5,945,000	6,115,740
Miami County Hospital Facilities Revenue, Refunding and Improvement, Upper Valley Medical Center, 5.25%, 5/15/26	2,750,000	2,691,425
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye Power Recovery Zone Facility, 6.00%, 12/01/40	15,000,000	15,227,550
Scioto County Hospital Revenue, Southern Ohio Medical Center, Refunding, 5.75%, 2/15/38	17,000,000	16,657,620
Toledo Lucas County Port Authority Airport Revenue, Bax Global Project, Refunding, Series 1, 6.25%, 11/01/13	1,900,000	1,948,640
		102,132,675
Oklahoma 0.1%		
Oklahoma Development Finance Authority Revenue, Comanche County Hospital Project, Series B, 6.60%, 7/01/31	5,000,000	5,013,400

tRounds to less than 0.1% of net assets.

'Security has been deemed illiquid because it may not be able to be sold within seven days. At May 31,2011, the aggregate value of these securities was $9,684,226, representing 0.13% of net assets. bThe bond pays interest and/or principal based upon the issuer's ability to pay, which may be less than the stated interest rate or principal paydown.

C Security purchased on a when-issued basis. dVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

Quarterly Statement ofInvestments

See Notes to Statements ofInvestments.

Montebello USD, GO, Election of 2004, Series A-1, Assured Guaranty, 5.25%, 8/01/34	5,000,000	5,122,950
Oakland RDA Tax Allocation, Central District Redevelopment, Refunding, AMBAC Insured, 5.50%, 2/01/14	130,000	131,226
Richmond Joint Powers Financing Authority Revenue, Lease, Civic Center Project, Refunding, Assured Guaranty, 5.75%, 8/01/29	13,315,000	14,252,642
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Refunding, Series A, NATL Insured, 5.25%, 1/15/30	4,000,000	3,054,920
San Jose RDA Tax Allocation, Merged Area, Refunding, Series D, Assured Guaranty, 5.00%, 8/01/22	10,000,000	10,110,300
Val Verde USD, COP, School Construction Project,		
Refunding, Series B, NATL RE, FGIC Insured, 5.00%, 1/01/35	1,680,000	1,374,895
Series B, FGIC Insured, Pre-Refunded, 5.00%, 1/01/35	820,000	933,127
		197,160,710
Colorado 2.9%		
Colorado State Board of Governors University Enterprise System Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 3/01/37	10,000,000	10,113,600
Colorado State Health Facilities Authority Revenue,		
Catholic Health Initiatives, Series C-7, AGMC Insured, 5.00%, 9/01/36	20,000,000	19,716,200
Health Facility Authority, Hospital, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	10,000,000	9,862,800
Denver City and County Airport Revenue, Series C, NATL Insured, ETM, 6.125%,		
11/15/25	4,410,000	4,423,362
11/15/25	3,590,000	4,526,631
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%, 12/01/35	15,000,000	11,830,950
University of Colorado Hospital Authority Revenue, Refunding, Series A, AMBAC Insured,		
5.20%, 11/15/17	5,425,000	5,438,346
5.25%, 11/15/22	7,800,000	7,655,154
		73,567,043
Connecticut 0.2%		
Connecticut State Health and Educational Facilities Authority Revenue, Child Care Facilities Program, Series G, Assured Guaranty, 6.00%, 7/01/38	5,000,000	5,409,200
District of Columbia 0.8%		
District of Columbia HFA, RMR, Series 1, FGIC Insured, 7.75%, 9/01/16	115,000	115,244
District of Columbia Hospital Revenue, Children's Hospital Obligation, Sub Series 1, AGMC Insured, 5.45%, 7/15/35	19,790,000	19,579,236
		19,694,480
Florida 11.2%		
Alachua County School Board COP, AMBAC Insured,		
5.00%, 7/01/20	495,000	501,772
Pre-Refunded, 5.00%, 7/01/20	505,000	511,929
Brevard County Local Option Fuel Tax Revenue, NATL RE, FGIC Insured, 5.00%,		
8/01/32	12,440,000	11,537,602
8/01/37	13,000,000	11,506,300
Broward County HFAR,		
5.65%, 11/01/22	405,000	405,239
5.70%, 11/01/29	225,000	225,038
Broward County School Board COP,		
NATL Insured, 5.00%, 7/01/28	2,000,000	2,010,880
Series A, AGMC Insured, 5.00%, 7/01/22	2,000,000	2,031,400
Series A, AGMC Insured, 5.00%, 7/01/26	2,850,000	2,879,668
Series A, AGMC Insured, 5.00%, 7/01/30	2,000,000	2,007,240
Cape Coral Water and Sewer Revenue, AMBAC Insured, 5.00%, 10/01/36	2,000,000	1,830,880
Celebration CDD, Special Assessment, Series B, NATL Insured, 5.50%, 5/01/19	170,000	170,588
Clearwater Water and Sewer Revenue, NATL RE, FGIC Insured, 5.00%,		
12/01/28	11,050,000	11,222,269
12/01/32	13,665,000	13,766,531
Coral Gables Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group, AGMC Insured, Pre-Refunded, 5.00%, 8/15/29	1,000,000	1,135,820
Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, 5.75%, 9/01/29	1,890,000	1,890,397
Destin Capital Improvement Revenue, NATL Insured, 5.00%, 8/01/27	1,315,000	1,316,512
Escambia County Utilities Authority Utility System Revenue,		
NATL RE, FGIC Insured, 5.00%, 1/01/31	1,775,000	1,775,195
Refunding, Series B, NATL RE, FGIC Insured, 5.00%, 1/01/22	2,000,000	2,018,560
Florida Gulf Coast University Financing Corp. Capital Improvement Revenue, Housing Project, Series A, NATL Insured, 5.00%, 2/01/37	10,000,000	9,871,200
Florida HFAR, Spinnaker Cove Apartments, Series G, AMBAC Insured, 6.50%, 7/01/36	1,600,000	1,520,400
Florida HFC Revenue,		
Housing, Logan's Pointe Apartments, Series F-1, AGMC Insured, 5.90%, 12/01/19	1,190,000	1,196,950

Marina Bay Apartments, Series S, AGMC Insured, 5.85%, 2/01/41	1,070,000	1,070,193
Florida Intergovernmental Finance Commission Capital Revenue, Series A, AMBAC Insured, 5.00%, 8/01/32	3,570,000	3,572,963
Florida State Board of Education Capital Outlay GO, Public Education,		
Refunding, Series E, NATL RE, FGIC Insured, 5.00%, 6/01/24	5,000,000	5,062,500
Series B, NATL RE, FGIC Insured, 5.00%, 6/01/23	5,395,000	5,576,056
Florida State Board of Education GO,		
Series C, NATL Insured, 5.00%, 6/01/27	4,245,000	4,343,526
Series F, NATL Insured, 5.00%, 6/01/28	2,000,000	2,044,240
Florida State Correctional Privatization Commission COP, Series B, AMBAC Insured, 5.00%, 8/01/25	2,000,000	2,064,120
Florida State Department of Environmental Protection Preservation Revenue, Florida Forever, Series A, NATL Insured, 5.00%, 7/01/21	3,000,000	3,103,860
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/30	1,150,000	1,160,718
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, NATL Insured, 5.00%, 7/01/26	1,670,000	1,706,356
Indian Trail Water Control District Improvement Revenue, NATL Insured, 5.75%, 8/01/16	960,000	963,936
Jacksonville Capital Improvement Revenue, Refunding, Series C, AMBAC Insured, 5.00%, 10/01/25	4,000,000	4,061,360
Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, NATL RE, FGIC Insured, 5.00%, 10/01/32	1,000,000	1,003,500
Jacksonville Sales Tax Revenue,		
AMBAC Insured, 5.00%, 10/01/30	5,000,000	5,016,250
Better Jacksonville, NATL Insured, 5.00%, 10/01/30	1,500,000	1,517,625
Jacksonville Transportation Revenue, NATL Insured,		
5.00%, 10/01/26	2,000,000	2,008,800
5.25%, 10/01/29	11,000,000	11,126,720
Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30	2,080,000	2,032,618
Lee County Airport Revenue, Refunding, AGMC Insured, 5.00%, 10/01/33	3,530,000	3,520,328
Lee Memorial Health System Hospital Revenue, Series A, AMBAC Insured, 5.00%,		
4/01/32	1,460,000	1,310,204
4/01/37	11,000,000	9,584,520
Leon County COP, AMBAC Insured, 5.00%, 7/01/25	8,935,000	9,139,522
Maitland CDA Revenue, AMBAC Insured, 5.00%, 7/01/34	2,595,000	2,611,997
Marion County Utility System Revenue, NATL RE, FGIC Insured, 5.00%, 12/01/31	1,500,000	1,507,275
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	3,000,000	3,014,130
Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas,		
Refunding, Series A, CIFG Insured, 5.00%, 10/01/38	1,625,000	1,385,491
Series B, NATL RE, FGIC Insured, 5.75%, 10/01/29	2,500,000	2,524,875
Series B, NATL RE, FGIC Insured, 5.00%, 10/01/30	3,500,000	3,435,950
Miami-Dade County GO, Building Better Communities Program, NATL RE, FGIC Insured, 5.00%, 7/01/33	2,000,000	2,036,060
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL Insured, 5.00%, 6/01/31	1,650,000	1,535,242
Miami-Dade County School Board COP, Series A, NATL RE, FGIC Insured, 5.00%, 5/01/25	5,000,000	5,035,350
Orange County Health Facilities Authority Revenue, Hospital, Orlando Regional Healthcare System, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	7,000,000	7,056,070
Orange County School Board COP, Series A, NATL Insured, 5.00%, 8/01/27	10,000,000	10,124,300
Orlando-Orange County Expressway Authority Revenue,		
junior lien, NATL RE, FGIC Insured, 6.50%, 7/01/12	225,000	238,282
Series B, AMBAC Insured, 5.00%, 7/01/35	20,000,000	19,723,600
Osceola County HFA, MFHR, Tierra Vista Apartment Project, Series A, 5.70%, 12/01/17	480,000	480,384
Osceola County School Board COP, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 6/01/27	13,000,000	13,770,770
Osceola County Tourist Development Tax Revenue, NATL RE, FGIC Insured, 5.00%, 10/01/32	3,000,000	3,010,500
Palm Beach County School Board COP, Series A, AMBAC Insured, Pre-Refunded, 5.125%, 8/01/24	2,000,000	2,035,640
Panama City Beach Utility Revenue, Refunding, AMBAC Insured, 5.00%, 6/01/32	2,000,000	2,004,500
Pasco County Guaranteed Entitlement Revenue, Refunding, AGMC Insured, 5.00%, 12/01/33	2,185,000	2,195,663
Pembroke Pines Public Improvement Revenue,		
Series A, AMBAC Insured, 5.00%, 10/01/29	2,000,000	2,013,860
Series B, AMBAC Insured, 5.00%, 10/01/34	2,000,000	2,005,940
Pinellas County Health Facilities Authority Revenue, Baycare Health System, AGMC Insured, 5.00%, 11/15/30	4,000,000	4,009,680
Pinellas County Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	3,000,000	3,030,630
Polk County Public Facilities Revenue, NATL Insured, 5.00%, 12/01/33	2,000,000	2,005,580
Polk County Utility System Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 10/01/30	1,000,000	1,017,400
Port Orange GO, NATL Insured, 5.00%, 4/01/33	1,755,000	1,799,472
Port St. Lucie Utility Revenue, NATL Insured, 5.00%, 9/01/34	8,420,000	8,570,634
St. Lucie West Services District Utility Revenue, senior lien, NATL Insured, 6.125%, 10/01/32	2,240,000	2,283,344
Sumter County School District Revenue, Multi-District Loan Program, AGMC Insured, ETM, 7.15%, 11/01/15	245,000	309,254
Sunrise Utilities System Revenue,		
AMBAC Insured, ETM, 5.20%, 10/01/22	860,000	999,759
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,140,000	1,274,406
Tampa Bay Water Utility System Revenue, FGIC Insured, Pre-Refunded, 5.75%, 10/01/29	2,000,000	2,035,940

Franklin Tax-Free Trust

Statement of Investments, May 31, 2011 (unaudited) *(continued)*

Wisconsin State Health and Educational Facilities Authority Revenue, Aurora Medical Group Incorporate Project, AGMC Insured, 5.75%, 11/15/25	20,950,000	20,978,702
		46,483,562
U.S. Territories 3.0%		
Puerto Rico 2.1%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, Assured Guaranty, 5.125%, 7/01/47	10,000,000	9,488,900
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Refunding, Series CC, AGMC Insured, 5.25%,		
7/01/32	5,000,000	4,980,850
7/01/36	8,870,000	8,396,874
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,		
Series A, Assured Guaranty, 5.00%, 8/01/40	10,000,000	9,700,800
Series C, AGMC Insured, 5.125%, 8/01/42	20,000,000	19,768,400
		52,335,824
U.S. Virgin Islands 0.9%		
Virgin Islands PFAR, Matching Fund Loan Note, senior lien, AGMC Insured, 5.00%, 10/01/29	23,000,000	22,565,530
Total U.S. Territories		74,901,354
Total Municipal Bonds before Short Term Investments (Cost $2,506,809,969)		2,492,851,802
Short Term Investments 0.6%		
Municipal Bonds 0.6%		
Colorado 0.1%		
[a]Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federation Bond Program, Series A-10, Daily VRDN and Put, 0.14%, 9/01/37	1,700,000	1,700,000
Michigan 0.5%		
[a]University of Michigan Revenues, Various General, Series A, Daily VRDN and Put, 0.10%, 4/01/38	13,500,000	13,500,000
Oregon 0.0%[†]		
[a]Medford Hospital Facilities Authority Revenue, Rogue Valley Manor Project, Daily VRDN and Put, 0.06%, 8/15/37	900,000	900,000
Total Short Term Investments (Cost $16,100,000)		16,100,000
Total Investments (Cost $2,522,909,969) 98.6%		2,508,951,802
Other Assets, less Liabilities 1.4%		35,842,222
Net Assets 100.0%		$ 2,544,794,024

tRounds to less than 0.1% of net assets.

'Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

Franklin Kentucky Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.3%		
Kentucky 86.8%		
Bellevue GO, Public Project, Harbor Greene Project, XLCA Insured, 5.00%, 2/01/34	$ 1,065,000	$ 1,082,157
Boone County GO, Public Project, Pre-Refunded, 5.00%,		
4/01/20	1,310,000	1,361,313
4/01/21	1,000,000	1,039,170
Boone County PCR, Collateralized, Dayton Power and Light Co., Refunding, Series A, FGIC Insured, 4.70%, 1/01/28	3,000,000	3,023,130
Boone Florence Water Commission Water Supply Systems Revenue, Refunding, NATL RE, FGIC Insured, Pre-Refunded, 5.00%,		
12/01/22	1,200,000	1,240,068
12/01/27	2,000,000	2,066,780
Bowling Green GO, Project, Series A, 5.00%, 6/01/38	5,000,000	5,130,500
Boyle County Revenue, Refunding and College Improvement, CIFG Insured, 5.00%, 6/01/32	1,500,000	1,540,605
Campbell and Kenton Counties Sanitation District No. 1 Sanitation District Revenue,		
NATL Insured, 5.00%, 8/01/37	2,500,000	2,544,925
Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/24	2,000,000	2,035,240
Campbell County School District Finance Corp. School Building Revenue, AGMC Insured, 5.00%, 8/01/26	2,845,000	3,000,764
Christian County Hospital Revenue, Jennie Stuart Medical Center, Refunding, Assured Guaranty, 5.50%, 2/01/36	3,000,000	3,036,420
Florence GO, Public Project, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 11/01/32	1,000,000	1,043,110
Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8 Assisted Projects, Refunding, Series A, NATL Insured, 6.10%, 1/01/24	290,000	290,290
Jefferson County Health Facilities Revenue, Jewish Hospital Healthcare Services Inc., Refunding, AMBAC Insured, 5.75%, 1/01/26	1,000,000	1,000,080
Jefferson County School District Finance Corp. School Building Revenue, Series A, NATL Insured, 4.75%, 6/01/27	2,440,000	2,506,563
Kentucky Area Development Districts Financing Trust Lease Acquisition Program COP, Series L, XLCA Insured, 5.00%, 11/01/29	1,000,000	1,042,500
Kentucky Area Development Districts Financing Trust Lease Program Revenue, City of Ewing,		
Series A, 6.00%, 6/01/30	255,000	258,060
Series C, 6.00%, 6/01/30	1,145,000	1,148,595
Series E, 5.70%, 6/01/22	75,000	75,989
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc.,		
Refunding, Series C, NATL Insured, 6.15%, 10/01/24	160,000	166,878
Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/24	245,000	278,798
Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/25	935,000	1,063,983
Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian Regional Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22	2,000,000	1,775,580
Kentucky Economic Development Finance Authority Revenue, Catholic Health, Refunding, Series A, 5.00%, 5/01/29	5,670,000	5,739,968
Kentucky Economic Finance Authority Louisville Arena Project Revenue, Louisville Arena, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/33	2,000,000	2,079,740
Kentucky Housing Corp. Conduit MFHR, Collateral Mortgage Loan, Country Place Apartments, GNMA Secured,		
5.00%, 4/20/40	2,280,000	2,222,065
5.25%, 4/20/45	1,850,000	1,853,793
Kentucky Housing Corp. Housing Revenue, Series A, 4.60%, 7/01/32	2,000,000	1,847,360
Kentucky Infrastructure Authority Revenue, Series A, 5.00%,		
6/01/19	1,140,000	1,143,295
6/01/20	1,250,000	1,253,388
6/01/21	1,190,000	1,193,189
Kentucky Rural Water Finance Corp. Public Project Revenue, Multimodal, Flexible Term Program,		
Series A, 5.00%, 2/01/26	1,055,000	1,073,093
Series I, 5.00%, 2/01/34	1,500,000	1,507,365
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, NATL Insured, 5.00%,		
9/01/32	5,000,000	5,030,250
9/01/37	4,250,000	4,149,487
Kentucky State Property and Buildings Commission Revenues,		
Project No. 62, Refunding, Second Series, 5.25%, 10/01/18	3,000,000	3,009,030
Project No. 77, NATL Insured, Pre-Refunded, 5.00%, 8/01/23	1,100,000	1,207,514
Project No. 90, Refunding, 5.50%, 11/01/28	5,000,000	5,387,000
Kentucky State Turnpike Authority Economic Development Road Revenue, Revitalization Projects, Refunding, Series A, 5.00%,		
7/01/28	1,000,000	1,054,150
7/01/29	1,000,000	1,057,800
7/01/30	2,500,000	2,654,425
Lawrenceburg Water and Sewer Revenue, NATL Insured, 5.00%, 10/01/28	1,730,000	1,735,917
Lexington-Fayette Urban County Airport Board General Airport Revenue, Refunding, Series A, 5.00%, 7/01/27	4,000,000	4,194,800

'Variable rate demand notes (VRONs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

Franklin Louisiana Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.8%		
Louisiana 87.1%		
Alexandria Sales and Use Tax Revenue, 5.00%,		
8/01/26	$ 1,710,000	$ 1,850,152
8/01/27	1,790,000	1,924,644
8/01/28	1,875,000	1,999,744
Bossier City Utilities Revenue, BHAC Insured, 5.50%, 10/01/33	5,000,000	5,305,650
Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese Student Housing Project, NATL Insured, 5.25%,		
5/01/21	1,505,000	1,508,371
5/01/33	2,500,000	2,250,450
De Soto Parish Environmental Improvement Revenue, International Paper Co. Project, Series A, 5.65%, 12/01/21	1,000,000	1,002,090
De Soto Parish PCR, Cleco Utility Group Inc. Project, Refunding, AMBAC Insured, 5.875%, 9/01/29	11,500,000	11,511,730
East Baton Rouge Mortgage Finance Authority SFMR, MBS Program,		
Refunding, Series A-3, GNMA Secured, 5.00%, 10/01/28	805,000	803,310
Series A-2, GNMA Secured, 5.10%, 10/01/40	475,000	475,067
East Baton Rouge Parish Park and Recreation District GO, AGMC Insured, 5.00%, 5/01/25	3,325,000	3,483,403
East Baton Rouge Parish Sales Tax Revenue,		
Public Improvement, Refunding, Series A, AMBAC Insured, 5.00%, 2/01/24	2,000,000	2,090,960
Road and Street Improvement, Assured Guaranty, 5.25%, 8/01/28	1,000,000	1,071,860
Road and Street Improvement, Assured Guaranty, 5.50%, 8/01/30	1,700,000	1,829,370
East Baton Rouge Sewerage Commission Revenue, Refunding, Series A, 5.25%,		
2/01/34	2,500,000	2,620,200
2/01/39	6,500,000	6,752,785
England District Sub-District No. 1 Revenue, NATL RE, FGIC Insured, 5.00%, 8/15/19	5,000,000	5,403,950
Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured, 5.00%, 11/01/27	5,000,000	5,097,550
Jefferson Parish Revenue, Public Improvement, 24th Judicial District Project, NATL Insured, 5.00%, 4/01/29	3,060,000	3,108,134
Jefferson Parish West Jefferson Park and Community Center Revenue, NATL Insured, 5.00%, 10/01/29	2,925,000	3,041,941
Lafayette Communications Systems Revenue, XLCA Insured, 5.25%, 11/01/27	5,000,000	5,175,650
[a]Lafayette Public Improvement Sales Tax Revenue, 5.00%, 3/01/36	1,865,000	1,893,628
Lafayette Public Power Authority Electric Revenue, NATL Insured, 5.00%, 11/01/32	5,000,000	5,046,150
Lafayette Public Trust Financing Authority Revenue,		
Ragin' Cajun Facilities Inc., Housing and Package Project, Assured Guaranty, 5.25%, 10/01/30	4,000,000	4,192,040
Ragin' Cajun Facilities Inc. Project, Assured Guaranty, 5.75%, 10/01/29	750,000	804,232
Ragin' Cajun Facilities Inc. Project, Assured Guaranty, 6.00%, 10/01/34	1,750,000	1,869,105
Ragin' Cajun Facilities Inc. Project, Assured Guaranty, 6.00%, 10/01/38	1,335,000	1,414,659
Ragin' Cajun Facilities Inc. Project, NATL Insured, 5.00%, 10/01/22	1,500,000	1,559,715
Lafayette Utilities Revenue,		
5.00%, 11/01/33	5,000,000	5,048,400
NATL Insured, 5.00%, 11/01/28	5,000,000	5,201,450
Livingston Parish Waterworks Revenue, Ward Two Water District, AMBAC Insured, 5.125%, 4/01/29	2,200,000	2,277,264
Louisiana HFA, SFMR, Home Ownership Program,		
GO Zone, Series B-1, GNMA Secured, 5.00%, 12/01/32	1,230,000	1,231,857
Series A, GNMA Secured, 5.50%, 6/01/40	3,920,000	3,998,988
Series A-1, GNMA Secured, 5.45%, 12/01/20	295,000	299,109
Series B, GNMA Secured, 6.125%, 12/01/33	790,000	833,339
Louisiana Local Government Environmental Facilities and CDA Revenue,		
Ascension Parish Library Projects, AMBAC Insured, 5.25%, 4/01/29	1,000,000	1,024,980
Delgado Community College Foundation Project, NATL Insured, 6.00%, 10/01/29	1,000,000	1,006,140
Delta Campus Facilities Corp. Project, Assured Guaranty, 5.50%, 10/01/27	5,000,000	5,383,150
Denham Springs Sewer District No. 1 Project, Assured Guaranty, 5.00%, 12/01/39	3,750,000	3,752,550
East Ascension Consolidated Gravity Drainage District No. 1 Project, Refunding, AMBAC Insured, 5.00%, 12/01/37	5,370,000	5,400,340
East Ascension Consolidated Gravity Drainage District No. 1 Project, Refunding, AMBAC Insured, 5.00%, 12/01/44	8,870,000	8,742,272
Independence Stadium Project, Refunding, 5.25%, 3/01/30	8,845,000	9,050,912
Jefferson Parish Projects, Refunding, Series A, 5.375%, 4/01/31	2,000,000	2,098,100
Jefferson Parking Garage Project, AMBAC Insured, 5.00%, 9/01/21	2,215,000	2,216,174
Lake Charles Public Improvements Project, AMBAC Insured, 5.00%, 5/01/27	5,000,000	5,144,000
Livingston Parish Road Project, AMBAC Insured, 5.00%, 3/01/21	3,540,000	3,727,337
Monroe Regional Airport Terminal Project, Assured Guaranty, 5.50%, 2/01/39	2,000,000	2,051,080
NATL Insured, 5.00%, 12/01/26	3,000,000	3,002,550
Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/26	2,000,000	1,916,240
Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/31	2,000,000	1,865,240
Shreveport Airport Cargo Project, Series C, Assured Guaranty, 6.75%, 1/01/24	2,620,000	2,899,161
Shreveport Airport Cargo Project, Series C, Assured Guaranty, 7.00%, 1/01/33	2,500,000	2,662,800
Southeastern Louisiana Student Housing, University Facilities Inc. Project, Series A, NATL Insured, 5.00%, 8/01/27	3,000,000	2,931,540

Quarterly Statement ofInvestments

See Notes to Statements ofInvestments.

Louisiana Public Facilities Authority Hospital Revenue,		
Franciscan Missionaries of Our Lady Health System Project, 6.75%, 7/01/39	3,500,000	3,695,650
Lafayette General Medical Center Project, Refunding, 5.50%, 11/01/40	5,000,000	4,742,050
Touro Infirmary Project, Series A, 5.625%, 8/15/29	3,500,000	3,062,675
Louisiana Public Facilities Authority Revenue,		
Archdiocese of New Orleans Project, Refunding, CIFG Insured, 5.00%, 7/01/31	5,000,000	4,657,900
Black and Gold Facilities Project, Series A, CIFG Insured, 5.00%, 7/01/30	5,000,000	4,290,900
Centenary College Project, Refunding, 5.75%, 2/01/29	7,300,000	6,289,680
CHRISTUS Health, Refunding, Series B, Assured Guaranty, 6.50%, 7/01/30	5,000,000	5,347,700
Dillard University Project, Series A, AMBAC Insured, Pre-Refunded, 5.30%, 8/01/26	1,540,000	1,625,840
Energy LLC Project, Refunding, 5.00%, 6/01/30	5,000,000	5,003,950
FHA Insured Mortgage, Baton Rouge General Medical Center Project, NATL Insured, 5.25%, 7/01/33	5,000,000	5,009,600
Loyola University Project, 5.00%, 10/01/39	5,000,000	4,969,650
MFHR, One Lakeshore Place Apartments Project, Refunding, Series A, GNMA Secured, 6.40%, 7/20/20	1,510,000	1,463,190
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	5,000,000	5,134,500
Ochsner Clinic Foundation Project, Refunding, Series A, 5.375%, 5/15/43	5,000,000	4,246,550
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/27	3,990,000	3,775,418
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	2,500,000	3,160,200
Tulane University of Louisiana, Series A, AMBAC Insured, Pre-Refunded, 5.125%, 7/01/27	3,000,000	3,154,620
Louisiana State Citizens Property Insurance Corp. Assessment Revenue,		
Series B, AMBAC Insured, 5.00%, 6/01/23	5,000,000	4,929,100
Series C-2, Assured Guaranty, 6.75%, 6/01/26	5,000,000	5,858,300
Louisiana State Gasoline and Fuels Tax Revenue, Series A,		
AGMC Insured, 5.00%, 5/01/31	13,000,000	13,294,580
AMBAC Insured, 5.00%, 6/01/27	3,500,000	3,550,540
NATL RE, FGIC Insured, 5.00%, 5/01/35	2,300,000	2,318,584
Louisiana State GO, Match, Refunding, Series B, CIFG Insured, 5.00%,		
7/15/24	3,475,000	3,715,435
7/15/25	1,765,000	1,874,377
Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop LLC Project, Refunding, 5.00%, 10/01/20	5,000,000	5,027,900
Louisiana State University and Agricultural and Mechanical College Board Revenue,		
AMBAC Insured, 5.00%, 7/01/22	5,000,000	5,227,250
Auxiliary, NATL RE, FGIC Insured, 5.00%, 7/01/31	3,000,000	3,030,690
Auxiliary, Series A, 5.00%, 7/01/40	5,000,000	4,836,150
Auxiliary, Series B, AMBAC Insured, 5.00%, 7/01/27	1,500,000	1,529,055
Monroe Sales Tax Increment Revenue, Economic Development Project, Garret Road, Refunding, Assured Guaranty,		
5.375%, 3/01/24	1,035,000	1,078,222
5.50%, 3/01/25	2,145,000	2,233,889
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1, Assured Guaranty, 6.00%, 1/01/23	2,000,000	2,261,980
New Orleans GO,		
Drainage System, AMBAC Insured, 5.00%, 12/01/18	1,000,000	1,007,190
Public Improvement, AMBAC Insured, 5.25%, 12/01/29	1,485,000	1,471,130
Public Improvement, FGIC Insured, 5.25%, 12/01/21	1,295,000	1,315,616
Public Improvement, FGIC Insured, 5.125%, 12/01/26	2,000,000	2,000,140
Radian Insured, 5.125%, 12/01/30	10,055,000	9,700,662
Refunding, NATL Insured, 5.125%, 9/01/21	2,000,000	2,023,520
New Orleans Sewage Service Revenue, Refunding, Assured Guaranty, 6.25%, 6/01/29	500,000	512,625
Port New Orleans Board of Commissioners Port Facility Revenue, Refunding, Assured Guaranty, 5.125%, 4/01/38	5,000,000	4,594,050
St. John the Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13	2,500,000	2,505,750
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	5,000,000	4,802,350
St. Tammany Parish Utilities Revenue, Series B,		
5.50%, 8/01/35	2,650,000	2,748,209
5.00%, 8/01/44	3,290,000	3,227,095
St. Tammany Public Trust Financing Authority SFMR, Series A, FHA Insured, ETM, 7.20%, 7/01/11	50,000	50,272
Terrebonne Parish Hospital Service District No. 1 Hospital Revenue, Terrebonne General Medical Center Project, Refunding, AMBAC Insured, 5.50%, 4/01/33	2,155,000	2,159,288
Terrebonne Parish Sales and Use Tax Revenue, Morganza Levee Improvement, Series ST, AGMC Insured, 5.00%, 4/01/32	2,265,000	2,308,918
University of Louisiana System Board of Supervisors Revenue, Northwestern State University Wellness, Recreation and Activity Center, AMBAC Insured, 5.10%, 4/01/24	1,000,000	999,970
		340,674,423
U.S. Territories 11.7%		
Puerto Rico 10.8%		
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series A-4, AGMC Insured, 5.25%, 7/01/30	5,000,000	5,018,450
Series A, 5.00%, 7/01/33	615,000	557,701

a Security purchased on a when-issued basis. bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Quarterly Statement ofInvestments

See Notes to Statements ofInvestments.

Mercy Medical Center, Series A, 5.00%, 7/01/37	10,000,000	8,073,800
Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/27	655,000	629,095
Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/34	5,000,000	4,512,050
Parking, Johns Hopkins Medical Institutions, Refunding, Series B, AMBAC Insured, 5.00%, 7/01/38	6,200,000	5,510,932
Peninsula Regional Medical Center, 5.00%, 7/01/36	6,625,000	6,059,225
Roland Park Place Project, Refunding, 5.625%, 7/01/18	2,500,000	2,480,475
Roland Park Place Project, Refunding, 5.625%, 7/01/24	2,680,000	2,479,804
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/32	29,000,000	29,250,270
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/38	5,805,000	5,909,026
Union Hospital Cecil County Issue, 5.00%, 7/01/35	3,015,000	2,904,561
University of Maryland Medical System, Refunding, AMBAC Insured, 5.25%, 7/01/28	15,000,000	15,087,300
University of Maryland Medical System, Series A, 5.00%, 7/01/41	2,500,000	2,320,525
Washington County Hospital, 5.75%, 1/01/38	2,500,000	2,299,500
Western Maryland Health, Refunding, Series A, NATL Insured, 4.75%, 7/01/36	17,120,000	15,305,109
Maryland State Transportation Authority Lease Revenue, Metrorail Parking Project, AMBAC Insured, 5.00%, 7/01/28	3,975,000	4,119,213
Maryland State Transportation Authority Parking Revenue, AMBAC Insured, 5.00%, 3/01/27	8,000,000	8,095,440
Maryland State Transportation Authority Transportation Facility Projects Revenue, AGMC Insured, 5.00%,		
7/01/27	5,890,000	6,154,284
7/01/31	7,455,000	7,716,670
7/01/32	7,165,000	7,314,104
7/01/34	7,500,000	7,697,475
Montgomery County GO, Consolidated Public Improvement, Refunding, Series A, 4.00%, 11/01/20	10,000,000	11,147,400
Montgomery County Revenue, Department of Liquor Control, Refunding, Series A, 5.00%,		
4/01/27	1,625,000	1,751,782
4/01/28	2,230,000	2,387,148
4/01/31	2,470,000	2,587,078
Morgan State University Maryland and Auxiliary Facilities Fees Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/32	6,450,000	6,518,176
Prince George's County COP, Public Safety Communications, 5.00%, 10/01/30	2,060,000	2,181,087
Prince George's County GO, Consolidated Public Improvement, 4.40%, 9/15/22	10,000,000	10,274,700
Prince George's County IDA Lease Revenue, Upper Marlboro Justice, Series B, NATL Insured, 4.75%, 6/30/30	4,000,000	4,036,040
Westminster Education Facilities Revenue, McDaniel College Inc., Pre-Refunded, 5.50%,		
4/01/27	425,000	454,083
4/01/32	1,500,000	1,602,645
		455,230,868
District of Columbia 0.4%		
Washington Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%, 7/01/32	2,500,000	2,611,650
U.S. Territories 24.0%		
Puerto Rico 23.5%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/38	2,100,000	2,108,274
Puerto Rico Commonwealth GO, Public Improvement,		
AGMC Insured, Pre-Refunded, 5.125%, 7/01/30	4,360,000	4,376,699
Refunding, AGMC Insured, 5.25%, 7/01/27	1,015,000	1,016,208
Refunding, AGMC Insured, 5.125%, 7/01/30	2,870,000	2,844,027
Refunding, Series A, FGIC Insured, 5.50%, 7/01/21	10,000,000	10,456,100
Refunding, Series A, FGIC Insured, 5.50%, 7/01/22	5,000,000	5,184,600
Series A, 5.00%, 7/01/27	6,250,000	5,951,062
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,		
Refunding, Series N, Assured Guaranty, 5.25%, 7/01/36	5,000,000	4,797,950
Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	5,000,000	4,562,900
Series D, Pre-Refunded, 5.25%, 7/01/38	5,000,000	5,258,850
Series G, 5.00%, 7/01/33	2,170,000	1,980,472
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,		
AMBAC Insured, 5.00%, 7/01/31	5,000,000	4,590,000
FGIC Insured, 5.00%, 7/01/24	5,000,000	4,905,750
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series SS, AGMC Insured, 5.00%, 7/01/30	10,000,000	9,878,500
Series II, Pre-Refunded, 5.25%, 7/01/31	3,000,000	3,191,940
Series WW, 5.50%, 7/01/38	5,000,000	4,944,200
Series XX, 5.25%, 7/01/40	13,500,000	12,641,535
Puerto Rico HFAR, Capital Fund Modernization, 5.125%, 12/01/27	4,250,000	4,362,965
Puerto Rico PBA Guaranteed Revenue, Government Facilities,		
Refunding, Series D, 5.25%, 7/01/36	520,000	482,420
Refunding, Series K, AGMC Insured, 5.25%, 7/01/27	5,300,000	5,376,373
Refunding, Series N, 5.00%, 7/01/32	5,000,000	4,556,400

'Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

Franklin Massachusetts Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 98.0%				
Massachusetts 97.2%				
Auburn GO, AMBAC Insured, 5.125%, 6/01/24	$	1,465,000	$	1,584,090
Boston Convention Center Act of 1997 Revenue, Special Obligation, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 5/01/27		3,970,000		4,141,147
Boston GO, Series A, NATL Insured, Pre-Refunded, 5.00%,				
2/01/21		3,000,000		3,093,870
2/01/22		2,940,000		3,031,993
Dudley-Charlton Regional School District GO, Series B, NATL RE, FGIC Insured, 5.25%, 5/01/19		3,140,000		3,636,560
Holyoke Gas and Electric Department Revenue, Series A, NATL Insured, 5.00%, 12/01/26		9,805,000		9,814,707
Lowell GO, State Qualified, AMBAC Insured, Pre-Refunded, 5.00%,				
2/01/21		1,330,000		1,384,889
2/01/22		1,405,000		1,462,984
Martha's Vineyard Land Bank Revenue, AMBAC Insured,				
4.875%, 5/01/22		2,000,000		2,055,960
5.00%, 5/01/34		7,000,000		7,046,760
Massachusetts Bay Transportation Authority Revenue, General Transportation System, Series C, NATL RE, FGIC Insured, 5.25%, 3/01/15		2,000,000		2,292,520
Massachusetts Bay Transportation Authority Sales Tax Revenue, senior bond, Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/27		5,000,000		5,256,550
Massachusetts Educational Financing Authority Education Loan Revenue,				
Issue I, Refunding, Series A, 5.50%, 1/01/22		3,000,000		3,213,630
Series I, 6.00%, 1/01/28		11,495,000		12,148,721
Massachusetts State College Building Authority Project Revenue,				
Refunding, Series A, XLCA Insured, 5.00%, 5/01/43		2,000,000		2,012,220
Refunding, Series B, XLCA Insured, 5.50%, 5/01/39		5,000,000		5,576,300
Series 1, NATL Insured, ETM, 5.375%, 5/01/23		5,000,000		5,015,850
Series A, Assured Guaranty, 5.00%, 5/01/33		10,000,000		10,269,900
Series B, 5.00%, 5/01/40		4,625,000		4,661,214
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Contract Assistance, Series B, 5.00%, 1/01/35		22,000,000		22,680,020
Massachusetts State Development Finance Agency Revenue,				
Broad Institute, Series A, 5.375%, 4/01/41		15,000,000		15,221,850
Boston University, Series T-1, AMBAC Insured, 5.00%, 10/01/35		3,600,000		3,569,724
Boston University, Series T-1, AMBAC Insured, 5.00%, 10/01/39		18,630,000		18,268,951
Brandeis University, Series N, 5.00%, 10/01/39		5,000,000		4,895,800
Massachusetts College of Pharmacy and Allied Health Sciences, Series E, Assured Guaranty, 5.00%, 7/01/31		5,000,000		5,052,000
Massachusetts College of Pharmacy and Allied Health Sciences, Series E, Assured Guaranty, 5.00%, 7/01/37		5,060,000		4,980,103
Massachusetts/Saltonstall Redevelopment Building Corp., Series A, NATL Insured, 5.125%, 2/01/34		22,400,000		20,347,488
Series A, AMBAC Insured, Pre-Refunded, 5.375%, 1/01/42		4,000,000		4,157,960
Series A, GNMA Secured, Pre-Refunded, 6.90%, 10/20/41		2,090,000		2,246,708
Series P, NATL Insured, 4.75%, 7/01/42		11,000,000		10,806,620
Western New England College, Refunding, Series A, Assured Guaranty, 5.00%, 9/01/33		12,200,000		12,134,242
WGBH Educational Foundation, Refunding, Series A, Assured Guaranty, 5.00%, 1/01/36		15,945,000		15,993,154
Worcester Polytechnic Institute, Refunding, NATL Insured, 5.00%, 9/01/37		12,850,000		12,876,342
Massachusetts State GO,				
Consolidated Loan, Series A, AGMC Insured, Pre-Refunded, 5.00%, 3/01/24		5,000,000		5,741,100
Consolidated Loan, Series C, AMBAC Insured, 5.00%, 8/01/37		10,000,000		10,260,400
Consolidated Loan, Series C, FGIC Insured, Pre-Refunded, 5.25%, 11/01/30		6,205,000		6,620,735
Consolidated Loan, Series D, NATL Insured, ETM, 5.00%, 8/01/27		3,430,000		3,613,402
Consolidated Loan, Series D, NATL Insured, Pre-Refunded, 5.00%, 8/01/27		965,000		1,016,599
NATL Insured, Pre-Refunded, 5.00%, 8/01/22		4,100,000		4,314,307
Series C, FGIC Insured, Pre-Refunded, 5.25%, 11/01/30		3,440,000		3,670,480
Massachusetts State Health and Educational Facilities Authority Revenue,				
Boston College, Series N, NATL Insured, 5.125%, 6/01/33		5,000,000		5,052,300
Cable Housing and Health Services, Series A, NATL Insured, 5.25%, 7/01/23		1,000,000		964,430
Cape Cod Healthcare Obligation, Assured Guaranty, 6.00%, 11/15/28		3,000,000		3,275,880
Cape Cod Healthcare Obligation, Assured Guaranty, 5.125%, 11/15/35		3,150,000		3,049,704
Children's Hospital, Series M, 5.25%, 12/01/39		7,000,000		7,090,860
Clark Art Institute, 5.00%, 7/01/40		10,000,000		10,271,300
Emmanuel College, NATL Insured, 5.00%, 7/01/37		10,000,000		8,642,500
Harvard University, Series FF, 5.125%, 7/15/37		1,350,000		1,362,096
Harvard University, Series FF, Pre-Refunded, 5.125%, 7/15/37		300,000		316,368
Lesley University, Series A, Assured Guaranty, 5.25%, 7/01/39		9,350,000		9,416,852

Quarterly Statement of Investments See Notes to Statement of Investments

'Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

Franklin Michigan Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 99.1%				
Michigan 90.4%				
Adrian City School District GO, AGMC Insured, Pre-Refunded, 5.00%,				
5/01/26	$	1,960,000	$	2,201,825
5/01/29		2,125,000		2,387,183
5/01/34		6,690,000		7,515,412
Allen Park Brownfield RDA, GO, Limited Redevelopment, Tax Increment, AMBAC Insured, 5.00%, 5/01/32		7,300,000		5,064,667
Allendale Public School District GO, School Building and Site,				
FGIC Insured, Pre-Refunded, 5.125%, 5/01/27		6,450,000		6,735,348
FGIC Insured, Pre-Refunded, 5.125%, 5/01/32		5,490,000		5,732,878
Series A, AGMC Insured, 5.00%, 5/01/37		11,810,000		11,741,502
Avondale School District GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/29		9,000,000		9,800,010
Battle Creek School District GO, School Building and Site, AGMC Insured, 5.00%,				
5/01/31		4,000,000		4,148,880
5/01/34		10,165,000		10,404,589
Bay City School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/31		6,000,000		6,138,600
Brown City Community School District GO, Building and Site, FGIC Insured, Pre-Refunded, 5.00%, 5/01/31		3,200,000		3,262,272
Caledonia Community Schools GO, NATL Insured, 5.00%, 5/01/26		3,665,000		3,780,154
Carman-Ainsworth Community School District GO,				
FGIC Insured, Pre-Refunded, 5.00%, 5/01/27		1,550,000		1,614,635
NATL RE, FGIC Insured, 5.00%, 5/01/27		1,400,000		1,409,730
Central Michigan University Revenue,				
General, AMBAC Insured, 5.00%, 10/01/34		8,905,000		8,819,690
Series A, AMBAC Insured, 5.05%, 10/01/32		10,000,000		10,029,800
Detroit City School District GO, School Building and Site Improvement,				
Series A, AGMC Insured, 6.00%, 5/01/29		10,000,000		10,363,600
Series A, AGMC Insured, Pre-Refunded, 5.125%, 5/01/31		38,330,000		40,007,704
Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/23		2,650,000		2,877,582
Series B, FGIC Insured, 5.00%, 5/01/25		2,000,000		2,004,240
Detroit GO,				
Distribution State Aid, 5.00%, 11/01/30		5,000,000		5,067,250
Distribution State Aid, 5.25%, 11/01/35		5,000,000		5,073,950
Series A, Assured Guaranty, 5.00%, 4/01/28		5,000,000		4,289,300
Detroit Public Improvements GO, Series A-1, NATL Insured, 5.00%, 4/01/20		10,610,000		9,447,568
Detroit Sewer Disposal System Revenue,				
second lien, Series A, NATL Insured, 5.125%, 7/01/33		18,790,000		17,120,508
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/32		5,960,000		5,599,539
senior lien, Series B, AGMC Insured, 7.50%, 7/01/33		6,000,000		7,021,320
Detroit Water Supply System Revenue,				
FGIC Insured, ETM, 6.25%, 7/01/12		475,000		489,725
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33		20,000,000		18,253,200
second lien, Series B, FGIC Insured, Pre-Refunded, 5.50%, 7/01/33		20,000,000		20,281,400
second lien, Series B, NATL Insured, 5.00%, 7/01/34		8,875,000		8,008,889
second lien, Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/34		5,270,000		5,759,583
senior lien, Refunding, Series B, BHAC Insured, 5.25%, 7/01/35		17,500,000		16,151,975
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34		38,740,000		34,467,753
senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33		4,880,000		4,898,154
senior lien, Series A, NATL Insured, 5.00%, 7/01/27		4,930,000		4,854,916
senior lien, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/30		11,400,000		10,769,808
senior lien, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33		4,745,000		4,763,411
Detroit/Wayne County Stadium Authority Revenue, NATL RE, FGIC Insured, 5.25%, 2/01/27		5,500,000		5,500,550
Eastern Michigan University Revenues, Series A, FGIC Insured, Pre-Refunded, 5.00%,				
6/01/28		6,730,000		7,337,315
6/01/33		14,700,000		16,026,528
Eaton Rapids Public Schools GO, School Building and Site, AGMC Insured,				
5.00%, 5/01/26		2,700,000		2,786,913
5.00%, 5/01/29		820,000		842,066
Pre-Refunded, 5.00%, 5/01/29		1,930,000		2,165,151
Farmington Hills EDC Revenue, Botsford Continuing Care, Series A, NATL Insured, 5.75%, 2/15/25		100,000		97,677
Fennville Public Schools GO, School Building and Site,				
FGIC Insured, Pre-Refunded, 5.00%, 5/01/30		1,115,000		1,252,569
FGIC Insured, Pre-Refunded, 5.00%, 5/01/34		3,250,000		3,650,985
NATL RE, FGIC Insured, 5.00%, 5/01/30		2,085,000		2,140,524

Franklin Tax-Free Trust

Statement of Investments, May 31, 2011 (unaudited) *(continued)*

Mercy Health Services, Series U, ETM, 5.75%, 8/15/26	300,000	300,999
Mercy Health Services, Series W, AGMC Insured, ETM, 5.25%, 8/15/27	8,605,000	8,629,610
Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/24	7,065,000	7,068,109
Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/32	1,000,000	913,970
Mid-Michigan Obligation Group, Refunding, Series A, AGMC Insured, 5.375%, 6/01/27	7,500,000	7,504,050
Mid-Michigan Obligation Group, Series A, 6.125%, 6/01/39	5,000,000	5,112,400
Oakwood Obligated Group, Refunding, Series A, AGMC Insured, 5.125%, 8/15/25	7,500,000	7,504,275
Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	12,465,000	11,243,679
St. John's Health System, Refunding, Series A, AMBAC Insured, ETM, 5.125%, 5/15/17	14,500,000	14,543,645
St. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13	1,505,000	1,528,523
St. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.25%, 5/15/14	9,545,000	10,403,095
Trinity Health Credit Group, Series A, 6.50%, 12/01/33	25,000,000	26,899,500
Michigan State Revenue, Grant Antic Bonds, AGMC Insured, 5.25%, 9/15/27	10,000,000	10,557,000
Michigan State Strategic Fund Limited Obligation Revenue,		
Detroit Edison Co. Exempt Facilities Project, Mandatory Put 8/01/16, Refunding, Series ET-2, 5.50%, 8/01/29	10,000,000	11,335,000
Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21	3,000,000	3,686,100
Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit Education Exempt Facilities,		
Refunding, Series D, XLCA Insured, 5.25%, 12/15/32	12,350,000	12,146,472
Michigan State Trunk Line Revenue, Series A, AGMC Insured, Pre-Refunded, 5.25%, 11/01/30	19,680,000	20,083,243
Michigan State University Revenues, General, Refunding, Series C, 5.00%, 2/15/44	14,630,000	14,845,500
Michigan Technological University Revenue, General, Series A, NATL Insured, 5.00%, 10/01/34	3,675,000	3,695,580
Otsego Public Schools District GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/34	9,835,000	11,048,442
Oxford Area Community School District GO, AGMC Insured, Pre-Refunded, 5.00%,		
5/01/26	5,425,000	5,529,431
5/01/31	4,865,000	4,958,651
Pennfield School District GO, School Building and Site,		
FGIC Insured, Pre-Refunded, 5.00%, 5/01/29	645,000	724,580
FGIC Insured, Pre-Refunded, 5.00%, 5/01/34	2,500,000	2,808,450
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 5/01/29	505,000	567,307
Pinckney Community Schools GO, Refunding, AGMC Insured, 5.00%, 5/01/26	2,955,000	3,030,441
Pontiac General Building Authority GO, FGIC Insured, Pre-Refunded, 5.375%,		
6/01/23	1,620,000	1,700,239
6/01/27	2,635,000	2,765,512
Port Huron GO, Limited Tax, AMBAC Insured, 5.00%, 10/01/22	1,600,000	1,611,680
River Rouge School District GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/22	6,575,000	6,742,334
Rockford Public Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/33	5,000,000	5,069,750
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital,		
Refunding, 8.25%, 9/01/39	10,000,000	11,482,000
Series M, NATL Insured, 5.25%, 11/15/31	12,750,000	11,786,865
Series M, NATL Insured, 5.25%, 11/15/35	17,600,000	15,469,872
Saginaw City School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/38	10,555,000	10,808,426
Saginaw Valley State University Revenue, General, Refunding, AGMC Insured, 5.00%, 7/01/28	7,050,000	7,436,128
South Redford School District GO, School Building and Site, NATL Insured, 5.00%, 5/01/30	3,500,000	3,589,740
Southfield Library Building Authority GO, Refunding, NATL Insured, 5.00%, 5/01/30	6,535,000	6,759,608
Southfield Public Schools GO, Refunding, NATL Insured, 4.75%, 5/01/29	9,040,000	9,188,618
Sparta Area Schools GO, School Building and Site, FGIC Insured, Pre-Refunded, 5.00%, 5/01/30	2,730,000	3,066,827
Sturgis Public School District GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/30	4,715,000	4,837,590
Taylor Brownfield RDA, GO, Tax Increment, Series A, NATL Insured, 5.00%,		
5/01/29	2,900,000	2,714,487
5/01/34	3,945,000	3,486,157
Taylor Tax Increment Finance Authority Revenue, AGMC Insured, 5.00%, 5/01/21	2,595,000	2,617,213
Thornapple Kellogg School GO, School Building and Site,		
AGMC Insured, Pre-Refunded, 5.00%, 5/01/23	965,000	1,029,809
AGMC Insured, Pre-Refunded, 5.00%, 5/01/28	6,250,000	6,669,750
Refunding, AGMC Insured, 5.00%, 5/01/23	3,035,000	3,238,831
Trenton Public Schools School District GO, School Building and Site, AGMC Insured, 5.00%,		
5/01/31	4,575,000	4,720,348
5/01/38	8,150,000	8,258,884
Warren Consolidated School District GO, AGMC Insured, 4.875%, 5/01/22	8,910,000	9,012,287
Warren Water and Sewer Revenue, AGMC Insured, Pre-Refunded, 5.125%, 11/01/23	2,450,000	2,499,441
Wayne Charter County GO,		
Airport Hotel, Detroit Metropolitan Wayne County Airport, Series A, NATL Insured, 5.25%, 12/01/25	17,000,000	17,048,280
Airport Hotel, Detroit Metropolitan Wayne County Airport, Series A, NATL Insured, 5.00%, 12/01/30	10,750,000	10,112,095
Building Improvement, Series A, 6.75%, 11/01/39	4,965,000	5,100,396
Capital Improvement, Series A, AGMC Insured, 5.00%, 2/01/34	7,640,000	7,743,140

a Security purchased on a when-issued basis. bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2011 (unaudited) (continued)

ABBREVIATIONS

Selected Portfolio

Franklin Minnesota Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 98.1%				
Minnesota 94.5%				
Anoka County Housing and RDA, GO, Housing Development, Refunding, AMBAC Insured, 4.875%, 2/01/24	$	2,195,000	$	2,306,901
Anoka County Regional Railroad Authority GO, Limited Tax, Series A, XLCA Insured, 4.50%, 2/01/32		11,125,000		11,324,694
Anoka-Hennepin ISD No. 11 GO, School Building, Refunding, Series A, Assured Guaranty, 5.00%, 2/01/20		5,870,000		6,817,711
Bemidji GO, Sales Tax, Refunding, 5.25%, 2/01/38		12,055,000		12,981,547
Bloomington ISD No. 271 GO, School Building, Refunding, Series C, AGMC Insured, 4.50%, 2/01/23		2,500,000		2,640,700
Blue Earth County EDA Public Project Lease Revenue, Series A, NATL Insured, 4.50%, 12/01/24		1,055,000		1,106,431
Brainerd ISD No. 181 GO, School Building, Refunding, Series A, 4.00%,				
2/01/19		5,025,000		5,599,357
2/01/20		5,025,000		5,540,062
2/01/21		4,035,000		4,395,729
Brooklyn Center ISD No. 286 GO, FGIC Insured, 5.00%, 2/01/22		1,000,000		1,028,100
Byron ISD No. 531 GO, School Building, Series A, NATL RE, FGIC Insured, 5.00%, 2/01/24		2,015,000		2,123,750
Cambridge ISD No. 911 GO, Series A, NATL Insured, 4.25%, 2/01/24		1,235,000		1,269,518
Cass Lake ISD No. 115 GO, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 2/01/22		3,805,000		4,034,251
Centennial ISD No. 012 GO, Series A, AGMC Insured, 5.00%, 2/01/21		1,000,000		1,028,100
Chaska ISD No. 112 GO, School Building, Series A, NATL Insured, 4.50%, 2/01/28		15,000,000		15,576,150
Chisago County GO, Capital Improvement, Series A, NATL Insured, 4.75%, 2/01/26		2,415,000		2,530,968
Dakota County CDA Governmental Housing Development GO, Senior Housing Facilities, Series A, 5.125%, 1/01/35		2,625,000		2,705,666
Duluth ISD No. 709 COP, Full Term Certificates, Series B,				
4.75%, 2/01/25		8,445,000		8,927,463
AGMC Insured, 5.00%, 2/01/28		18,890,000		20,124,839
Eagan GO, Recreational Facilities, Series A, NATL Insured, 5.00%, 2/01/21		3,075,000		3,161,408
Elk River ISD No. 728 GO, School Building, Refunding, Series A, AGMC Insured, 4.25%,				
2/01/23		5,000,000		5,232,750
2/01/24		6,265,000		6,513,971
Ely Housing and RDAR, Housing Development, Series A, XLCA Insured, 4.50%, 11/01/41		2,530,000		2,605,824
Farmington ISD No. 192 GO, School Building,				
Refunding, Series A, AGMC Insured, 4.50%, 2/01/24		5,015,000		5,288,368
Series B, AGMC Insured, 5.00%, 2/01/23		3,000,000		3,213,990
Series B, AGMC Insured, 4.75%, 2/01/27		16,075,000		16,832,936
Fergus Falls ISD No. 544 GO, School Building, Series A, AGMC Insured, 5.00%, 1/01/25		1,655,000		1,801,716
Fridley ISD No. 014 GO, Alternative Facilities, Series A, AGMC Insured, 4.375%, 2/01/27		2,040,000		2,075,210
Hennepin County Regional Railroad Authority GO, Limited Tax, Refunding, Series A, 4.00%,				
12/01/27		2,475,000		2,537,766
12/01/28		2,590,000		2,629,187
12/01/30		2,535,000		2,542,250
Hennepin County Sales Tax Revenue,				
first lien, Ballpark Project, Series A, 4.75%, 12/15/37		25,000,000		25,506,000
second lien, Ballpark Project, Series B, 5.00%, 12/15/17		1,740,000		2,022,315
second lien, Ballpark Project, Series B, 5.00%, 12/15/21		5,000,000		5,545,400
Hibbing Health Care Facilities Revenue, The Duluth Clinic Ltd., AGMC Insured, Pre-Refunded, 5.00%, 11/01/25		8,000,000		8,882,080
Hopkins ISD No. 270 GO, FGIC Insured, 5.125%, 2/01/22		3,880,000		3,992,210
Lake Superior ISD No. 381 GO, Series A, AGMC Insured, 5.00%, 4/01/23		4,195,000		4,472,038
Lakeville ISD No. 194 GO,				
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/16		5,405,000		6,258,774
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/17		5,750,000		6,662,122
School Building, Refunding, Series D, 4.25%, 2/01/24		7,000,000		7,363,930
Series A, FGIC Insured, 5.00%, 2/01/23		10,180,000		10,791,614
Metropolitan Council Minneapolis-St. Paul Metropolitan Area GO, Wastewater, Series B, 4.50%, 12/01/26		5,000,000		5,202,050
Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue, Children's Hospitals and Clinics, Series A-1, AGMC Insured, 5.00%, 8/15/34		1,000,000		1,016,900
Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue, senior bond, Refunding, Series A,				
5.00%, 1/01/35		13,795,000		14,083,867
AMBAC Insured, 5.00%, 1/01/20		5,400,000		5,864,076
BHAC Insured, 5.00%, 1/01/23		14,800,000		15,776,652
BHAC Insured, 5.00%, 1/01/26		10,000,000		10,429,200
Minneapolis CDA and St. Paul Housing and RDAR, Health Care Facilities, Carondelet, Series B, BIG Insured, Pre-Refunded, 8.875%, 11/01/15		425,000		439,943
Minneapolis GO, Various Purpose,				
Pre-Refunded, 5.125%, 12/01/28		3,000,000		3,072,840
Refunding, 4.00%, 12/01/25		4,500,000		4,641,120

Franklin Tax-Free Trust

Statement of Investments, May 31, 2011 (unaudited) *(continued)*

Minneapolis Health Care System Revenue, Fairview Health Services,		
Series B, Assured Guaranty, 6.50%, 11/15/38	35,000,000	38,027,150
Series D, AMBAC Insured, 5.00%, 11/15/34	12,645,000	11,944,341
Minneapolis Special School District No. 001 COP,		
Refunding, Series A, NATL Insured, 4.50%, 2/01/21	2,715,000	2,842,442
Series A, AGMC Insured, 5.00%, 2/01/21	1,950,000	1,988,045
Minnesota Agricultural and Economic Development Board Revenue,		
Evangelical Lutheran Good Samaritan, Society Project, AMBAC Insured, 5.15%, 12/01/22	4,575,000	4,574,863
Health Care Facilities, Essentia, Series C-1, Assured Guaranty, 5.00%, 2/15/30	14,600,000	14,950,692
Health Care System, Refunding, Series A, NATL Insured, 5.75%, 11/15/26	365,000	365,175
Series E, Assured Guaranty, 5.00%, 2/15/37	20,600,000	20,451,062
Minnesota Public Facilities Authority Clean Water Revenue, Series A, Pre-Refunded, 5.00%, 3/01/24	6,900,000	8,232,666
Minnesota Public Facilities Authority Revolving Fund Revenue, Series C, 5.00%, 3/01/26	16,530,000	18,488,805
Minnesota Public Facilities Authority State Revenue, Refunding, Series A, 5.00%, 3/01/24	17,010,000	20,311,131
Minnesota State 911 Revenue, Public Safety Radio Communication System, Assured Guaranty,		
4.50%, 6/01/22	3,000,000	3,308,790
4.50%, 6/01/23	1,000,000	1,092,530
4.50%, 6/01/24	3,745,000	4,050,330
5.00%, 6/01/24	5,000,000	5,550,100
Minnesota State Colleges and University Revenue, Fund, Series A,		
4.50%, 10/01/26	5,770,000	6,018,052
5.00%, 10/01/28	2,135,000	2,315,941
4.625%, 10/01/29	6,615,000	6,867,031
NATL Insured, 5.00%, 10/01/22	1,745,000	1,874,584
NATL Insured, 5.00%, 10/01/23	1,825,000	1,947,567
NATL Insured, 5.00%, 10/01/24	1,900,000	2,022,873
NATL Insured, 5.00%, 10/01/25	1,155,000	1,212,126
NATL Insured, 5.00%, 10/01/26	1,715,000	1,793,547
NATL Insured, 5.00%, 10/01/32	5,540,000	5,689,137
Minnesota State GO,		
Highway and Various Purpose, 5.00%, 8/01/23	3,000,000	3,338,670
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/22	1,000,000	1,123,070
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/25	10,000,000	10,963,700
NATL Insured, 5.00%, 6/01/26	10,000,000	10,810,400
Various Purpose, Refunding, Series H, 5.00%, 11/01/27	2,500,000	2,782,675
Various Purposes, Series A, 4.25%, 12/01/27	5,000,000	5,210,000
Various Purposes, Series A, 4.50%, 12/01/28	15,540,000	16,404,335
Minnesota State HFAR,		
Nonprofit Housing State Appropriation, 4.00%, 8/01/29	3,675,000	3,577,539
Nonprofit Housing State Appropriation, 5.00%, 8/01/31	2,225,000	2,346,374
Rental Housing, Refunding, Series D, NATL Insured, 5.90%, 8/01/15	690,000	690,580
Rental Housing, Refunding, Series D, NATL Insured, 5.95%, 2/01/18	200,000	200,088
Rental Housing, Refunding, Series D, NATL Insured, 6.00%, 2/01/22	220,000	220,158
Residential Housing Finance, Series E, 4.90%, 7/01/29	11,680,000	11,756,971
Residential Housing Finance, Series E, 5.10%, 1/01/40	11,145,000	11,166,510
Minnesota State Higher Education Facilities Authority Revenue,		
Carleton College, Series D, 5.00%, 3/01/40	4,000,000	4,131,920
Macalester College, Series 7-I, 5.00%, 6/01/35	5,000,000	5,183,250
St. John's University, Series 5-I, NATL Insured, Pre-Refunded, 5.25%, 10/01/21	1,750,000	1,777,405
St. John's University, Series 5-I, NATL Insured, Pre-Refunded, 5.25%, 10/01/26	1,500,000	1,523,490
St. Olaf College, Series 7-F, 4.25%, 10/01/22	1,475,000	1,559,724
St. Olaf College, Series 7-F, 3.50%, 10/01/24	1,570,000	1,533,906
St. Olaf College, Series 7-F, 4.50%, 10/01/30	3,500,000	3,538,605
University of St. Thomas, Series 6-X, 5.00%, 4/01/29	2,250,000	2,313,945
University of St. Thomas, Series 6-X, 5.25%, 4/01/39	10,000,000	10,179,900
University of St. Thomas, Series 7-A, 5.00%, 10/01/29	5,420,000	5,629,049
University of St. Thomas, Series 7-A, 5.00%, 10/01/39	4,485,000	4,518,099
Minnesota State Municipal Power Agency Electric Revenue, Series A, 5.25%, 10/01/35	12,000,000	12,364,920
Minnesota State Public Facilities Authority Clean Water Revenue, Series B, 4.75%, 3/01/27	5,000,000	5,306,400
Minnetonka MFHR, Cedar Hills Project, Refunding, Series A, GNMA Secured,		
5.90%, 10/20/19	1,750,000	1,753,448
5.95%, 10/20/29	5,955,000	5,974,890
Moorhead ISD No. 152 GO, School Building, Refunding, 4.25%, 4/01/22	2,000,000	2,072,180
Mounds View ISD No. 621 GO,		
Alternate Facility, Refunding, Series A, 5.00%, 2/01/21	1,510,000	1,801,007

'Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Quarterly Statement of Investments See Notes to Statement of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2011 (unaudited) *(continued)*

Series A, NATL Insured, 5.00%, 5/01/34	24,730,000	25,218,417
Series C, NATL Insured, 5.00%, 5/01/36	22,740,000	23,418,562
Missouri Development Finance Board Cultural Facilities Revenue,		
Nelson Gallery Foundation, Series A, NATL Insured, 5.00%, 12/01/30	9,500,000	9,550,635
Series B, 5.00%, 6/01/37	28,435,000	29,159,524
Missouri Joint Municipal Electric Utility Commission Power Project Revenue,		
Iatan 2 Project, Series A, 6.00%, 1/01/39	15,750,000	16,469,932
Plum Point Project, NATL Insured, 5.00%, 1/01/28	5,235,000	4,968,800
Plum Point Project, NATL Insured, 5.00%, 1/01/34	34,945,000	31,046,885
Series A, AMBAC Insured, 5.00%, 1/01/42	15,795,000	15,242,965
Missouri Southern State College Revenue, Auxiliary Enterprise System, NATL Insured, 5.50%, 4/01/23	1,200,000	1,202,616
Missouri State Board of Public Buildings State Office Building, Special Obligation, Series A, 5.125%, 5/01/26	3,960,000	3,970,138
Missouri State Development Finance Board Solid Waste Disposal Revenue, Procter and Gamble Paper Product, 5.20%, 3/15/29	3,000,000	3,153,270
Missouri State Environmental Improvement and Energy Resources Authority PCR, St. Joseph Light and Power Co. Project, Refunding, AMBAC Insured, 5.85%, 2/01/13	2,100,000	2,107,161
Missouri State Environmental Improvement and Energy Resources Authority Water PCR,		
State Revolving Fund, Series A, 6.55%, 7/01/14	495,000	497,237
State Revolving Fund, Series A, 5.75%, 1/01/16	105,000	105,371
State Revolving Fund, Series B, 5.80%, 1/01/15	85,000	85,298
State Revolving Fund, Series B, 7.20%, 7/01/16	650,000	653,023
State Revolving Fund, Series B, AGMC Insured, 6.05%, 7/01/16	475,000	476,767
State Revolving Funds, Refunding, Series A, 5.00%, 1/01/23	14,000,000	16,023,700
State Revolving Funds, Refunding, Series A, 5.00%, 1/01/24	7,890,000	8,973,139
State Revolving Funds, Series B, 5.50%, 7/01/21	60,000	60,182
Missouri State Environmental Improvement and Energy Resources Authority Water Pollution Control and Drinking Water Revenue, State Revolving Funds Programs, Series A, 5.75%, 1/01/29	2,500,000	2,900,350
Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,		
The Washington University, Refunding, Series B, 5.00%, 3/01/30	14,000,000	14,015,820
The Washington University, Series A, 5.00%, 11/15/37	9,150,000	9,154,209
The Washington University, Series A, 5.375%, 3/15/39	16,825,000	17,929,225
Webster University, NATL Insured, 5.30%, 4/01/27	8,000,000	8,002,240
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,		
CoxHealth, 5.50%, 11/15/39	14,325,000	14,324,570
Freeman Health Systems Project, 5.25%, 2/15/28	2,750,000	2,550,488
Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.00%, 8/15/21	4,585,000	4,596,096
Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.25%, 8/15/28	4,900,000	4,593,456
Lake Regional Health System, Refunding, 5.00%, 2/15/24	4,000,000	3,936,960
Lake Regional Health Systems Project, 5.60%, 2/15/25	1,250,000	1,256,400
Lake Regional Health Systems Project, 5.70%, 2/15/34	2,750,000	2,753,135
SSM Health Care, Series B, 5.00%, 6/01/30	16,150,000	16,313,115
SSM Health Care, Series B, 5.00%, 6/01/34	7,000,000	7,040,320
St. Luke's Episcopal, 5.00%, 12/01/34	7,500,000	7,160,925
St. Luke's Episcopal, Presbyterian Hospital, AGMC Insured, 5.25%, 12/01/26	8,500,000	8,558,820
St. Luke's Health System, Series A, AGMC Insured, 5.50%, 11/15/35	10,000,000	10,232,600
St. Luke's Health System, Series B, AGMC Insured, 5.50%, 11/15/35	6,725,000	6,881,423
Missouri State Health and Educational Facilities Authority Revenue,		
Children's Mercy Hospital, 5.625%, 5/15/39	7,500,000	7,540,275
Educational Facilities, Washington University, Series A, 5.00%, 2/15/33	15,125,000	15,435,214
Senior Living Facilities, Lutheran Senior, 5.375%, 2/01/35	2,520,000	2,204,320
Senior Living Facilities, Lutheran Senior Services Projects, 5.50%, 2/01/42	6,485,000	5,619,382
Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%, 2/01/22	3,400,000	3,274,030
Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%, 2/01/27	2,700,000	2,482,596
Senior Living Facilities, Lutheran Senior Services, Series A, 5.00%, 2/01/25	1,500,000	1,399,800
Senior Living Facilities, Lutheran Senior Services, Series A, 5.375%, 2/01/35	4,655,000	4,087,230
SSM Health Care, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 6/01/28	14,385,000	14,528,850
Missouri State Highways and Transit Commission State Road Revenue,		
5.00%, 5/01/20	6,875,000	8,031,787
5.00%, 5/01/21	5,000,000	5,783,300
first lien, Series B, 5.00%, 5/01/24	6,005,000	6,566,708
Series A, 5.00%, 5/01/24	1,150,000	1,291,071
Missouri State Housing Development Commission SFMR, Homeownership Loan Program,		
Series A-1, GNMA Secured, 4.75%, 9/01/32	1,000,000	994,650
Series C, GNMA Secured, 5.00%, 3/01/32	1,080,000	1,111,309
Series C-1, GNMA Secured, 5.90%, 9/01/25	690,000	700,536

a Security purchased on a when-issued basis. bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin New Jersey Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 98.3%				
Delaware 0.7%				
Delaware River and Bay Authority Revenue, NATL Insured, 5.00%, 1/01/27	$	10,000,000	$	10,125,100
New Jersey 69.7%				
Atlantic County Improvement Authority Luxury Tax Revenue, Convention Center Project, NATL Insured, ETM, 7.40%, 7/01/16		9,500,000		10,900,395
Bergen County Improvement Authority School District Revenue GO, Wyckoff Township Board of Education Project, 5.00%, 4/01/32		3,400,000		3,535,286
Bergen County Utilities Authority Water PCR, System, AMBAC Insured, 5.00%, 12/15/31		3,000,000		3,073,200
Berhards Township School District GO, NATL Insured,				
5.00%, 7/15/30		1,680,000		1,744,411
Pre-Refunded, 5.00%, 7/15/30		8,358,000		9,666,361
Cape May County Industrial PCFA Revenue, Atlantic City Electric Co., Refunding, Series A, NATL Insured, 6.80%, 3/01/21		5,400,000		6,614,730
Egg Harbor Township School District GO, NATL Insured, Pre-Refunded, 5.00%,				
4/01/29		3,195,000		3,672,429
4/01/30		3,027,000		3,479,325
Essex County Improvement Authority Lease Revenue,				
6.00%, 11/01/25		5,000,000		5,035,400
6.25%, 11/01/30		1,690,000		1,701,830
Higher Education Student Assistance Authority Student Loan Revenue, Series A, NATL Insured, 6.15%, 6/01/19		1,150,000		1,150,886
Hoboken GO, Parking Utility, Series A, FGIC Insured, 5.00%, 1/01/23		4,315,000		4,334,288
Hudson County Improvement Authority Lease Revenue, County Secured, County Services Building Project, AGMC Insured, 5.00%, 4/01/32		3,895,000		3,965,616
Hudson County Improvement Authority Parking Revenue, County-Guaranteed, Harrison Parking Facility Redevelopment Project, Series C, Assured Guaranty, 5.125%, 1/01/34		2,000,000		2,071,640
Middlesex County COP, NATL Insured,				
5.00%, 8/01/31		3,250,000		3,253,802
zero cpn., 6/15/24		1,000,000		528,720
Middlesex County Improvement Authority Lease Revenue, County Guaranteed, Regional Educational Services Commission, 5.25%, 12/15/33		3,000,000		3,187,650
Middlesex County Improvement Authority Revenue, Administration Building Residential Project, FNMA Insured,				
5.25%, 7/01/21		750,000		750,548
5.35%, 7/01/34		1,575,000		1,575,142
Morristown Parking Authority Parking Revenue, NATL Insured, 5.00%,				
8/01/30		1,815,000		1,898,018
8/01/33		2,630,000		2,718,499
Mount Olive Township Board of Education GO, NATL Insured, Pre-Refunded, 5.00%, 7/15/29		7,875,000		8,917,099
New Jersey EDA Lease Revenue, International Center for Public Health Project, University of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32		5,000,000		4,999,600
New Jersey EDA Revenue,				
Cigarette Tax, 5.50%, 6/15/24		5,000,000		4,815,350
Cigarette Tax, 5.75%, 6/15/34		5,000,000		4,526,150
Montclair State University, Provident Group, Montclair Properties LLC, Series A, 5.875%, 6/01/42		16,000,000		14,693,120
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/27		5,000,000		5,062,350
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/29		12,500,000		12,591,625
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/34		10,000,000		9,844,800
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28		16,240,000		16,317,627
School Facilities Construction, Refunding, Series K, NATL RE, FGIC Insured, 5.25%, 12/15/21		10,000,000		10,904,000
School Facilities Construction, Refunding, Series N-1, NATL RE, FGIC Insured, 5.50%, 9/01/27		8,660,000		9,206,619
School Facilities Construction, Series C, NATL Insured, 4.75%, 6/15/25		16,500,000		16,499,670
School Facilities Construction, Series CC-2, 5.00%, 12/15/32		2,780,000		2,754,619
School Facilities Construction, Series L, AGMC Insured, 5.00%, 3/01/30		5,500,000		5,527,555
School Facilities Construction, Series O, 5.125%, 3/01/28		5,000,000		5,080,400
School Facilities Construction, Series U, AMBAC Insured, 5.00%, 9/01/37		5,000,000		4,931,250
School Facilities Construction, Series Y, 5.00%, 9/01/33		6,000,000		5,920,260
School Facilities Construction, Series Z, Assured Guaranty, 5.50%, 12/15/34		3,000,000		3,110,280
New Jersey EDA State Lease Revenue, Liberty State Park Lease Rental, Refunding, AMBAC Insured, 5.75%, 3/15/20		4,605,000		4,620,611
New Jersey EDA Water Facilities Revenue, New Jersey American Water Co., Refunding,				
Series A, 5.70%, 10/01/39		10,000,000		9,819,900
Series B, 5.00%, 10/01/39		8,750,000		8,631,875
New Jersey Health Care Facilities Financing Authority Revenue,				
Atlantic City Medical Center, Pre-Refunded, 5.75%, 7/01/25		2,170,000		2,296,424
Atlantic City Medical Center, Refunding, 5.75%, 7/01/25		2,830,000		2,886,147

Total Investments (Cost $1,396,824,739) 98.4%		1,397,572,723
Other Assets, less Liabilities 1.6%		22,522,253
Net Assets 100.0%	$	1,420,094,976

Abbreviations
Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
COP - Certificate of Participation
EDA - Economic Development Authority
EDR - Economic Development Revenue
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FICO - Financing Corp.
FNMA - Federal National Mortgage Association
GO - General Obligation
MFHR - Multi-Family Housing Revenue
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PBA - Public Building Authority
PCFA - Pollution Control Financing Authority
PCR - Pollution Control Revenue
PFAR - Public Financing Authority Revenue

Franklin North Carolina Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 98.5%				
North Carolina 80.3%				
Albemarle Hospital Authority Health Care Facilities Revenue, Refunding, 5.25%, 10/01/38	$	7,600,000	$	5,751,300
Asheville Water System Revenue,				
AGMC Insured, Pre-Refunded, 5.00%, 8/01/25		1,000,000		1,007,710
NATL Insured, 5.00%, 8/01/32		2,110,000		2,207,672
Brunswick County Enterprise System Revenue, Series A, AGMC Insured, 5.00%,				
4/01/27		1,500,000		1,544,910
4/01/28		1,750,000		1,797,670
Buncombe County COP, NATL Insured, 5.00%, 4/01/22		1,000,000		1,068,340
Cape Fear Public Utility Authority Water and Sewer System Revenue, 5.00%, 8/01/35		21,000,000		21,622,440
Cary Combined Enterprise System Revenue, Refunding, Series 2007, 5.00%, 12/01/33		5,405,000		5,676,763
Charlotte Airport Revenue,				
Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/32		20,680,000		20,862,398
Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36		13,085,000		13,142,312
Refunding, Series A, 5.50%, 7/01/34		3,765,000		3,903,627
Series A, NATL Insured, 5.00%, 7/01/29		5,000,000		5,062,350
Series A, NATL Insured, 5.00%, 7/01/34		10,000,000		10,002,400
Charlotte COP,				
Governmental Facilities Projects, Series G, 5.00%, 6/01/28		3,000,000		3,050,610
Refunding, 5.00%, 6/01/33		2,500,000		2,562,225
Refunding, Series C, 5.00%, 6/01/39		6,000,000		6,082,860
Transit Projects, Phase II, Series E, 5.00%, 6/01/35		6,000,000		6,062,640
Charlotte GO, Series C, 5.00%, 7/01/27		2,010,000		2,050,763
Charlotte Storm Water Fee Revenue,				
5.00%, 6/01/35		10,000,000		10,316,100
Refunding, 5.00%, 6/01/25		1,000,000		1,035,360
Charlotte Water and Sewer System Revenue,				
5.125%, 6/01/26		6,000,000		6,073,860
5.00%, 7/01/38		6,775,000		7,048,981
Refunding, Series B, 5.00%, 7/01/38		10,000,000		10,528,900
Charlotte-Mecklenburg Hospital Authority Health Care System Revenue,				
Carolinas HealthCare System, Refunding, Series A, 5.00%, 1/15/31		3,865,000		3,855,222
Carolinas HealthCare System, Refunding, Series A, 5.25%, 1/15/34		4,000,000		4,024,720
Carolinas HealthCare System, Series A, 5.25%, 1/15/42		10,000,000		10,006,900
Carolinas HealthCare System, Series A, AGMC Insured, 5.00%, 1/15/23		7,780,000		8,103,959
Refunding, 5.00%, 1/15/39		15,000,000		14,519,250
Chatham County COP, AMBAC Insured, 5.00%, 6/01/34		5,000,000		5,057,200
Columbus County Industrial Facilities and PCFA Revenue, International Paper Co. Projects, 5.70%, 5/01/34		2,500,000		2,541,750
Cumberland County Finance Corp. Installment Payment Revenue, Detention Center and Mental Health, AGMC Insured, Pre-Refunded, 5.625%, 6/01/24		5,000,000		5,000,000
Dare County COP,				
AMBAC Insured, 5.125%, 6/01/21		650,000		664,541
AMBAC Insured, 5.00%, 6/01/23		3,000,000		3,108,900
AMBAC Insured, 5.00%, 6/01/29		5,295,000		5,375,802
NATL RE, FGIC Insured, 5.00%, 6/01/23		2,000,000		2,078,400
Dare County Utility System Revenue, 5.00%, 2/01/41		5,000,000		5,126,800
Durham County COP, Series A, 5.00%, 6/01/31		4,000,000		4,190,480
Durham County Enterprise System Revenue, NATL Insured, 5.00%, 6/01/23		1,670,000		1,749,409
Gastonia Combined Utilities System Revenue, AGMC Insured, 5.00%, 5/01/25		1,000,000		1,001,930
Greensboro Enterprise System Revenue, Series A, Pre-Refunded, 5.125%,				
6/01/21		390,000		393,900
6/01/22		350,000		353,500
Greensboro HDC, Mortgage Revenue, Refunding, Series A, NATL Insured, 6.70%, 1/01/24		1,165,000		1,165,245
Greenville Utilities Commission Combined Enterprise System Revenue, Refunding, Series A, AGMC Insured, 5.00%, 11/01/33		6,000,000		6,160,380
Guilford County GO, Refunding, Series C, 5.00%, 2/01/22		5,920,000		6,900,411
Halifax County Industrial Facilities and PCFA Revenue, Champion International Corp. Project,				
5.45%, 11/01/33		4,000,000		3,581,200
Refunding, 6.45%, 11/01/29		3,900,000		3,903,198
Harnett County COP,				
AGMC Insured, 5.125%, 12/01/23		1,000,000		1,039,500
Assured Guaranty, 5.00%, 6/01/28		1,000,000		1,058,020
Assured Guaranty, 5.00%, 6/01/29		500,000		525,540

a A portion or all of the security purchased on a delayed delivery basis. bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Ohio Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 98.0%				
Ohio 92.4%				
Akron Bath Copley Joint Township Hospital District Revenue, Hospital Improvement Children's Hospital Center, AGMC Insured, 5.00%, 11/15/22	$	5,000,000	$	5,071,050
Akron COP, District Energy Project, 5.00%, 12/01/30		10,865,000		10,811,436
Akron GO, Improvement, NATL RE, FGIC Insured, 5.00%,				
12/01/20		2,150,000		2,267,455
12/01/21		2,255,000		2,366,487
12/01/22		1,185,000		1,238,064
Akron Income Tax Revenue, Community Learning Centers, Series A,				
4.50%, 12/01/33		15,000,000		14,365,050
NATL RE, FGIC Insured, 5.00%, 12/01/22		2,460,000		2,534,341
NATL RE, FGIC Insured, 5.00%, 12/01/24		3,200,000		3,276,000
NATL RE, FGIC Insured, 5.00%, 12/01/33		18,005,000		18,084,402
Akron Waterworks Revenue, Refunding and Improvement, System Mortgage, Assured Guaranty, 5.00%, 3/01/34		1,000,000		1,014,030
Allen County Hospital Facilities Revenue, Catholic Healthcare, Refunding, Series A, 5.25%, 6/01/38		15,000,000		14,414,700
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project, Refunding, Series A,				
Assured Guaranty, 5.25%, 2/15/33		30,000,000		30,746,100
BHAC Insured, 5.00%, 2/15/38		22,000,000		22,285,780
Anthony Wayne Local School District GO,				
Refunding, AGMC Insured, 5.00%, 12/01/24		3,200,000		3,265,248
School Facilities Construction and Improvement, Refunding, AGMC Insured, 5.65%, 12/01/21		645,000		651,450
Austintown Local School District GO, School Improvement, AGMC Insured, 5.125%, 12/01/30		7,715,000		7,972,527
Avon Local School District GO, School Improvement, NATL Insured, Pre-Refunded, 5.25%,				
12/01/23		1,000,000		1,115,490
12/01/29		2,295,000		2,560,050
Bowling Green MFHR, Village Apartments, Refunding, Series A, GNMA Secured, 5.40%, 9/20/36		2,940,000		2,960,257
Brookfield Local School District GO, School Facilities Improvement, AGMC Insured, 5.25%, 1/15/36		1,300,000		1,346,917
Brookville Local School District GO, AGMC Insured, Pre-Refunded,				
5.25%, 12/01/22		1,075,000		1,199,152
5.00%, 12/01/31		3,000,000		3,327,900
Butler County GO, Limited Tax, Various Purpose, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/26		2,130,000		2,261,102
Butler County Transportation ID Revenue, Highway Improvement, XLCA Insured, 5.00%, 12/01/31		40,000		41,549
Canal Winchester Local School District GO, Capital Appreciation, NATL Insured, zero cpn.,				
12/01/32		1,455,000		402,060
12/01/33		2,000,000		510,300
Central Local School District GO, Classroom Facilities, AGMC Insured, 5.75%, 12/01/22		1,555,000		1,574,033
Chillicothe City School District GO, Capital Appreciation, Refunding, NATL RE, FGIC Insured, zero cpn.,				
12/01/22		1,905,000		1,147,362
12/01/23		1,905,000		1,089,831
12/01/24		1,905,000		1,031,253
Cincinnati City School District COP, School Improvement Project, Refunding, AGMC Insured, 5.00%,				
12/15/26		7,310,000		7,688,073
12/15/27		7,000,000		7,326,620
Cincinnati City School District GO,				
Classroom Facilities Construction and Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/27		2,500,000		2,773,250
Classroom Facilities Construction and Improvement, Refunding, NATL RE, FGIC Insured, 5.25%, 12/01/27		14,900,000		16,653,879
Classroom Facilities Construction and Improvement, Refunding, NATL RE, FGIC Insured, 5.25%, 12/01/28		5,000,000		5,547,200
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/22		9,510,000		10,164,098
Cincinnati Technical College Revenue, AMBAC Insured,				
5.25%, 10/01/23		2,510,000		2,512,535
5.00%, 10/01/28		2,715,000		2,521,393
Cleveland Airport System Revenue,				
Series A, AGMC Insured, 5.00%, 1/01/31		20,215,000		19,624,520
Series C, AGMC Insured, 5.00%, 1/01/26		9,500,000		9,422,005
Series C, AGMC Insured, 5.00%, 1/01/31		11,250,000		10,921,387
Series C, Assured Guaranty, 5.00%, 1/01/27		28,385,000		27,991,300
Cleveland Municipal School District GO, AGMC Insured, 5.00%, 12/01/27		4,000,000		4,140,360
Cleveland Public Power System Revenue,				
Capital Appreciation, Series B-1, NATL Insured, zero cpn., 11/15/38		10,000,000		1,851,300
Series B, NATL Insured, 5.00%, 11/15/28		2,000,000		2,044,700
Series B, NATL Insured, 5.00%, 11/15/38		10,000,000		9,911,200
Cleveland State University General Receipt Revenue, NATL RE, FGIC Insured, 5.25%, 6/01/24		1,000,000		1,043,840

Hamilton GO, One Renaissance Center, Series A, AMBAC Insured, 5.25%,		
11/01/18	1,010,000	1,030,412
11/01/19	1,015,000	1,034,833
11/01/20	1,120,000	1,140,866
11/01/21	1,180,000	1,201,441
Hilliard School District GO,		
Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn., 12/01/19	2,190,000	1,654,282
Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn., 12/01/20	4,525,000	3,230,760
School Improvement, Series A, NATL RE, FGIC Insured, 5.25%, 12/01/28	3,010,000	3,060,869
Huber Heights City School District GO, School Improvement, Refunding, 5.00%,		
12/01/33	4,500,000	4,647,735
12/01/36	5,000,000	5,100,550
Huber Heights Water System Revenue, Refunding and Improvement, NATL Insured, 5.00%,		
12/01/27	3,205,000	3,345,026
12/01/30	2,250,000	2,314,665
Hudson City School District COP, NATL Insured, 5.00%, 6/01/34	6,720,000	6,785,050
Independence Local School District GO, NATL RE, FGIC Insured, 5.25%, 12/01/21	1,390,000	1,448,185
Ironton City School District GO, Refunding, NATL Insured, 5.00%, 12/01/34	5,130,000	5,183,968
Jonathan Alder Local School District GO, School Facilities Construction and Improvement, NATL Insured, Pre-Refunded,		
4.75%, 12/01/22	1,105,000	1,177,753
5.00%, 12/01/27	6,195,000	6,625,924
5.00%, 12/01/30	3,320,000	3,550,939
Kenston Local School District GO, School Improvement, NATL Insured, 5.00%,		
12/01/24	2,380,000	2,449,115
12/01/25	2,500,000	2,564,825
Kent State University Revenues, General Receipts, Series B, Assured Guaranty, 4.25%, 5/01/31	2,395,000	2,212,405
Kettering City School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%,		
12/01/28	2,970,000	3,343,062
12/01/31	2,595,000	2,920,958
Keystone Local School District Lorain County GO, School Improvement, AGMC Insured, 5.00%, 12/01/30	6,170,000	6,326,718
Kings Local School District GO, School Improvement, NATL Insured, 5.00%, 12/01/33	10,000,000	10,273,200
Lakewood City School District GO,		
NATL RE, FGIC Insured, 5.00%, 12/01/30	9,170,000	9,525,062
NATL RE, FGIC Insured, 4.50%, 12/01/34	6,000,000	5,872,140
School Improvement, AGMC Insured, Pre-Refunded, 5.125%, 12/01/31	21,900,000	25,116,672
School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/31	2,220,000	2,226,194
Lakota Local School District GO,		
AGMC Insured, 5.00%, 12/01/29	5,000,000	5,199,650
Refunding, Series A, NATL RE, FGIC Insured, 5.25%, 12/01/26	2,000,000	2,368,300
Licking County Joint Vocational School District GO, School Facilities Construction and Improvement, NATL Insured,		
4.75%, 12/01/23	1,180,000	1,202,326
Pre-Refunded, 5.00%, 12/01/21	2,200,000	2,351,316
Pre-Refunded, 4.75%, 12/01/23	1,050,000	1,119,132
Licking Heights Local School District GO, School Facilities Construction and Improvement, Refunding, Series A, NATL Insured, 5.00%, 12/01/26	2,345,000	2,466,119
Little Miami Local School District GO,		
Refunding, AGMC Insured, 4.50%, 12/01/34	14,255,000	13,196,994
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/34	4,000,000	4,787,040
Logan Hocking Local School District GO, Construction and Improvement, NATL Insured, Pre-Refunded, 5.00%, 12/01/29	1,000,000	1,023,660
London City School District GO, School Facilities Construction and Improvement, FGIC Insured, Pre-Refunded, 5.00%,		
12/01/22	700,000	716,387
12/01/29	1,500,000	1,535,115
Lorain County GO, Sewer System Improvement, NATL Insured, 5.00%, 12/01/19	1,640,000	1,682,296
Lorain County Hospital Revenue, Catholic Healthcare Partners, Refunding,		
Series C-1, AGMC Insured, 5.00%, 4/01/33	19,410,000	19,004,719
Series C-2, AGMC Insured, 5.00%, 4/01/33	8,000,000	7,832,960
Lucas County GO, Various Purpose, 4.50%, 10/01/35	10,685,000	10,513,506
Lucas County Hospital Revenue, ProMedica Healthcare Obligated Group, Refunding, AMBAC Insured, 5.375%, 11/15/29	750,000	750,630
Mad River Local School District GO, Classroom Facilities, FGIC Insured, Pre-Refunded, 5.125%, 12/01/24	4,180,000	4,446,099
Madeira City School District GO, School Improvement, Refunding, AGMC Insured, 5.25%, 12/01/32	9,605,000	10,746,746
Mahoning County Career and Technical Center Board of Education COP, Series B, 4.75%, 12/01/36	3,500,000	3,501,925
Mahoning County Hospital Facilities Revenue, Western Reserve Care, NATL Insured, ETM, 5.50%, 10/15/25	4,750,000	5,641,765
Maple Heights City School District GO, School Facilities Improvement, 5.00%, 1/15/37	10,000,000	10,155,900
Marion County GO, AMBAC Insured, Pre-Refunded, 5.05%, 12/01/31	1,500,000	1,550,085
Martins Ferry City School District GO, School Facilities Construction and Improvement, AGMC Insured, 5.00%, 12/01/32	3,610,000	3,712,524

Franklin Tax-Free Trust

Statement of Investments, May 31, 2011 (unaudited) *(continued)*

Case Western Reserve University Project, Series A, AMBAC Insured, 5.00%, 12/01/34	4,000,000	4,015,800
Otterbein College Project, CIFG Insured, 5.00%, 12/01/25	2,205,000	2,262,021
Otterbein College Project, CIFG Insured, 5.00%, 12/01/35	3,225,000	3,140,570
Ohio State University General Receipts Athens Revenue, NATL Insured, 5.00%, 12/01/24	2,155,000	2,239,907
Ohio State University General Receipts Revenue,		
Series A, Pre-Refunded, 5.125%, 12/01/31	2,500,000	2,676,600
State University of Ohio, Series B, NATL Insured, 5.00%, 6/01/33	4,315,000	4,365,572
State University of Ohio, Series B, NATL Insured, Pre-Refunded, 5.00%, 6/01/33	940,000	1,024,826
Ohio State Water Development Authority Revenue, Drinking Water Fund, Leverage, Pre-Refunded, 5.00%, 6/01/23	2,255,000	2,411,858
Olentangy Local School District GO,		
AGMC Insured, 5.00%, 12/01/25	45,000	45,685
AGMC Insured, 4.50%, 12/01/33	10,000,000	9,957,900
AGMC Insured, Pre-Refunded, 5.00%, 12/01/25	1,790,000	1,873,843
AGMC Insured, Pre-Refunded, 5.00%, 12/01/30	3,910,000	4,093,144
AGMC Insured, Pre-Refunded, 5.00%, 12/01/30	1,745,000	2,064,597
Refunding, AGMC Insured, 5.00%, 12/01/30	90,000	90,729
Refunding, Series A, AGMC Insured, 4.50%, 12/01/32	11,300,000	11,332,657
School Facilities Construction and Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/36	7,505,000	7,655,775
School Facilities Construction and Improvement, Series A, FGIC Insured, Pre-Refunded, 5.25%, 12/01/32	11,200,000	12,671,792
Ottawa and Glandorf Local School District GO, School Facilities Construction and Improvement, NATL Insured, Pre-Refunded, 5.25%, 12/01/23	2,175,000	2,332,688
Pickerington Local School District GO, School Facilities Construction and Improvement, FGIC Insured, Pre-Refunded, 5.00%, 12/01/28	3,000,000	3,070,230
Plain Local School District GO, NATL RE, FGIC Insured, 6.00%, 12/01/25	800,000	814,312
Plainesville City School District GO, School Improvement, NATL RE, FGIC Insured, 5.00%, 12/01/28	2,515,000	2,569,902
Princeton City School District GO, NATL Insured, Pre-Refunded, 5.00%,		
12/01/25	1,700,000	1,885,810
12/01/26	2,725,000	3,022,843
12/01/30	2,260,000	2,507,018
Reynoldsburg City School District GO, School Facilities Construction, AGMC Insured, 5.00%, 12/01/32	3,000,000	3,118,350
Rittman Exempted Village School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.125%, 12/01/31	1,000,000	1,048,080
Ross County Hospital Revenue, Facilities, Adena Health System, Refunding, Assured Guaranty, 5.25%, 12/01/38	15,000,000	14,849,100
Shaker Heights GO, Urban Renewal, Refunding, AMBAC Insured, 5.25%, 12/01/26	725,000	754,174
Shawnee State University Revenue, NATL Insured, 5.00%, 6/01/28	5,780,000	5,565,331
Sidney City School District GO, School Improvement,		
FGIC Insured, Pre-Refunded, 5.125%, 12/01/28	1,425,000	1,525,662
Series B, FGIC Insured, Pre-Refunded, 5.25%, 12/01/23	1,780,000	1,842,086
Series B, FGIC Insured, Pre-Refunded, 5.25%, 12/01/28	1,000,000	1,034,880
Springboro Community City School District GO, Refunding, AGMC Insured, 5.25%,		
12/01/27	5,175,000	5,732,089
12/01/28	2,000,000	2,200,760
Springboro Sewer System Revenue, Mortgage, NATL Insured, 5.00%, 6/01/27	1,095,000	1,065,621
St. Mary's City School District GO, School Facilities Construction and Improvement, AGMC Insured, 5.00%, 12/01/35	3,500,000	3,490,200
Streetsboro City School District GO, School Improvement, NATL Insured, Pre-Refunded, 5.00%, 12/01/25	2,500,000	2,557,875
Summit County GO, Sanitary Sewer System Improvement, FGIC Insured, Pre-Refunded, 5.25%, 12/01/21	4,505,000	4,661,008
Summit County Port Authority Lease Revenue, University Akron Student Housing Project, 6.00%, 1/01/42	11,580,000	12,041,000
Swanton Local School District GO, School Improvement, FGIC Insured, Pre-Refunded, 5.25%, 12/01/25	1,895,000	1,959,657
Sycamore Community City School District COP, Blue Ash Elementary School Project, AMBAC Insured, 5.125%, 12/01/25	1,000,000	1,005,060
Sylvania City School District GO,		
Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/22	1,550,000	1,582,457
School Improvement, Assured Guaranty, 5.25%, 12/01/36	7,660,000	7,853,721
Various Purpose, FGIC Insured, Pre-Refunded, 5.30%, 12/01/20	2,225,000	2,302,586
Toledo City School District GO, School Facilities Improvement,		
5.375%, 12/01/35	4,565,000	4,725,688
AGMC Insured, 5.00%, 12/01/23	1,500,000	1,548,225
Series B, NATL RE, FGIC Insured, 5.00%, 12/01/27	1,925,000	1,956,551
Toledo GO,		
Capital Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/29	2,500,000	2,596,375
Limited Tax, Various Purpose Improvement, Refunding, AGMC Insured, 5.00%, 12/01/28	3,000,000	3,164,670
Toledo Sewer System Revenue, AMBAC Insured, 5.00%, 11/15/22	1,000,000	1,034,430
Toledo Special Obligation, Industrial Development, Vehicle Storage Project, AMBAC Insured, 5.25%, 12/01/26	1,500,000	1,574,310
Toledo Waterworks Revenue, NATL Insured, 5.00%, 11/15/30	6,425,000	6,620,962
Trenton Water System Revenue, Improvement, AGMC Insured, 5.125%, 12/01/34	2,750,000	2,837,285
Tri-Valley Local School District GO,		
FGIC Insured, Pre-Refunded, 5.25%, 12/01/29	7,225,000	7,573,895

Franklin Oregon Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 98.3%				
Oregon 80.5%				
Albany Water Revenue, Refunding, NATL RE, FGIC Insured, 5.00%, 8/01/33	$	5,990,000	$	6,011,504
Beaverton School District GO,				
AGMC Insured, 4.125%, 6/01/26		1,315,000		1,335,475
Washington County School District No. 48J, Assured Guaranty, 5.00%, 6/01/31		1,280,000		1,349,811
Washington County School District No. 48J, Assured Guaranty, 5.125%, 6/01/36		1,000,000		1,038,170
Benton County Hospital Facilities Authority Revenue, Samaritan Health, Refunding, 5.125%, 10/01/28		1,525,000		1,524,970
Chemeketa Community College District GO, 5.00%,				
6/15/25		1,500,000		1,644,075
6/15/26		2,615,000		2,842,348
Clackamas County Canby School District No. 86 GO, AGMC Insured, 5.00%,				
6/15/23		1,000,000		1,067,980
6/15/25		1,000,000		1,058,660
Clackamas County Hospital Facility Authority Revenue,				
Gross Willamette Falls Project, Refunding, 5.375%, 4/01/22		2,125,000		2,043,039
Gross Willamette Falls Project, Refunding, 5.125%, 4/01/26		1,000,000		891,290
Legacy Health System, Series A, 5.50%, 7/15/35		6,525,000		6,652,890
Willamette Falls Hospital Project, 6.00%, 4/01/19		1,000,000		1,003,000
Clackamas County School District No. 7J Lake Oswego GO, Refunding, AGMC Insured, 5.25%, 6/01/25		3,075,000		3,625,240
Clackamas County School District No. 12 North Clackamas GO,				
Series A, AGMC Insured, 4.75%, 6/15/31		2,250,000		2,304,473
Series B, AGMC Insured, zero cpn. to 6/15/11, 5.00% thereafter, 6/15/27		25,000,000		26,383,000
Clackamas County School District No. 46 Oregon Trail GO,				
5.00%, 6/15/32		6,855,000		7,097,873
Capital Appreciation, Refunding, zero cpn., 6/15/37		12,130,000		3,107,706
Capital Appreciation, Refunding, zero cpn., 6/15/38		12,495,000		3,030,038
Refunding, Series A, 5.00%, 6/15/28		2,210,000		2,358,976
Refunding, Series A, 5.00%, 6/15/29		2,655,000		2,820,831
Clackamas Education Service District GO, AMBAC Insured, 4.125%, 6/01/36		1,000,000		928,470
Columbia and Washington Counties School District NO. 47J Vernonia GO, 5.00%, 6/15/35		5,175,000		5,459,573
Columbia Gorge Community College District GO, NATL Insured, 5.00%, 6/15/22		1,000,000		1,072,290
Coos County School District No. 13 GO, AGMC Insured,				
5.00%, 6/15/22		55,000		56,319
Pre-Refunded, 5.00%, 6/15/22		2,465,000		2,586,278
Deschutes and Jefferson Counties School District No. 2J Redmond GO,				
5.50%, 6/15/34		5,000,000		5,389,050
Series A, NATL RE, FGIC Insured, 5.00%, 6/15/21		1,000,000		1,061,150
Deschutes County Administrative School District No. 1 GO, Series A, AGMC Insured, Pre-Refunded, 5.125%, 6/15/21		3,500,000		3,505,670
Deschutes County Hospital Facilities Authority Hospital Revenue, Cascade Healthcare,				
Refunding, 8.25%, 1/01/38		20,000,000		23,961,600
Series B, AMBAC Insured, 5.375%, 1/01/35		7,000,000		7,016,940
Emerald Peoples Utility District Revenue, Refunding, Series A, AGMC Insured, 5.25%, 11/01/21		1,000,000		1,069,270
Eugene Electric Utility Revenue, Refunding, 5.00%, 8/01/33		10,060,000		10,383,027
Forest Grove Revenue, Campus Improvement, Pacific University Project, Refunding,				
6.00%, 5/01/30		4,000,000		3,999,760
6.375%, 5/01/39		12,000,000		12,070,080
High Desert Education Service District GO, AMBAC Insured, 4.50%, 6/01/30		1,010,000		966,439
Hillsboro GO, AMBAC Insured, 5.00%, 6/01/29		5,360,000		5,505,256
Hillsboro Hospital Facility Authority Revenue, Hospital Tuality Healthcare Project, Radian Insured, 5.375%,				
10/01/26		2,000,000		1,910,380
10/01/31		2,000,000		1,825,680
Independence GO, City Hall Project, AGMC Insured, 5.00%,				
6/15/35		2,110,000		2,203,494
6/15/40		3,975,000		4,121,121
Jackson County Airport Revenue, Series A, XLCA Insured, 5.25%,				
12/01/27		1,000,000		973,120
12/01/32		1,000,000		923,680
12/01/37		1,475,000		1,321,939
Jackson County School District No. 4 GO, AGMC Insured,				
5.00%, 6/15/20		1,450,000		1,453,596
Pre-Refunded, 5.00%, 6/15/20		550,000		550,875
Jackson County School District No. 9 Eagle Point GO, Pre-Refunded, 5.00%,				
6/15/20		1,680,000		1,682,671

6/15/21	1,500,000	1,502,385
Jackson County School District No. 549C Medford GO,		
5.00%, 6/15/33	3,225,000	3,350,807
5.00%, 6/15/34	5,000,000	5,170,550
Series B, AGMC Insured, 5.00%, 12/15/32	5,765,000	5,999,290
Keizer Special Assessment, Keizer Station Area A Local, 5.20%, 6/01/31	3,170,000	3,233,241
Klamath Falls Intercommunity Hospital Authority Revenue, Merle West Medical Center Project,		
Pre-Refunded, 6.25%, 9/01/31	3,290,000	3,564,419
Refunding, 6.25%, 9/01/31	1,960,000	1,834,011
Refunding, Assured Guaranty, 5.00%, 9/01/36	5,000,000	4,457,950
Lake Oswego GO, Refunding, Series A, 5.00%, 12/01/31	6,400,000	6,811,712
Lane and Douglas Counties School District No. 45J3 GO, South Lane District, Refunding, AGMC Insured, 4.75%, 6/15/25	3,510,000	3,554,823
Lane County Metropolitan Wastewater Management Commission Revenue,		
5.25%, 11/01/28	5,000,000	5,357,500
NATL RE, FGIC Insured, 4.75%, 11/01/26	1,615,000	1,676,548
Lane County School District No. 19 Springfield GO, AGMC Insured, zero cpn.,		
6/15/27	5,580,000	2,563,731
6/15/28	2,000,000	862,380
6/15/29	1,925,000	777,642
Lane County School District No. 52 Bethel GO, Refunding, AGMC Insured, 5.00%, 6/15/20	5,700,000	5,840,277
Lebanon GO, AMBAC Insured, 5.00%,		
6/01/25	1,635,000	1,741,994
6/01/27	1,675,000	1,765,316
Linn County Community School District No. 9 GO, Lebanon, FGIC Insured, Pre-Refunded,		
5.55%, 6/15/21	1,155,000	1,271,609
5.60%, 6/15/30	9,495,000	10,463,205
Linn County School District No. 55 GO, Sweet Home, AGMC Insured, Pre-Refunded, 5.00%, 6/15/29	1,000,000	1,001,590
Medford Hospital Facilities Authority Revenue, Asante Health System,		
Refunding, Assured Guaranty, 5.125%, 8/15/40	25,000,000	25,061,750
Series A, Assured Guaranty, 5.00%, 8/15/40	10,050,000	9,822,870
Multnomah County Hospital Facilities Authority Revenue, Adventis Health System-West, Series A, 5.125%, 9/01/40	5,500,000	5,413,540
Multnomah County School District No. 7 Reynolds GO, Refunding, 5.00%, 6/01/35	6,605,000	6,822,371
Multnomah-Clackamas Counties Centennial School District No. 28-JT GO, Capital Appreciation, AMBAC Insured, zero cpn.,		
6/01/16	2,260,000	1,845,154
Northern Wasco County Peoples Utilities District Hydroelectric Revenue, McNary Dam Fishway Project, 5.20%, 12/01/24	5,000,000	5,014,500
Ontario Hospital Facility Authority Revenue, Trinity Health, Series E, 5.00%, 12/01/37	6,460,000	6,431,770
Oregon Coast Community College District GO, NATL Insured, 5.00%, 6/15/23	3,745,000	3,994,230
Oregon Health and Science University Revenue,		
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 7/01/21	11,480,000	7,128,506
Series A, 5.875%, 7/01/33	2,500,000	2,674,650
Series A, 5.75%, 7/01/39	13,175,000	13,932,035
Series A, NATL Insured, 5.00%, 7/01/32	24,750,000	24,827,220
Oregon State Department of Administrative Services COP,		
AGMC Insured, 4.625%, 5/01/30	7,795,000	7,821,035
Refunding, Series B, AMBAC Insured, 5.00%, 5/01/26	7,500,000	7,596,675
Series A, 5.25%, 5/01/39	3,800,000	3,888,692
Series A, AGMC Insured, 5.00%, 5/01/23	2,695,000	2,818,404
Series A, AGMC Insured, 5.00%, 5/01/30	13,205,000	13,438,861
Series B, NATL RE, FGIC Insured, 5.00%, 11/01/30	20,100,000	20,497,176
Series C, 5.00%, 11/01/34	8,000,000	8,087,200
Oregon State Department of Administrative Services Lottery Revenue, Series A, 5.00%,		
4/01/27	17,880,000	19,345,266
4/01/28	18,225,000	19,603,357
4/01/29	1,750,000	1,871,380
Oregon State Department of Transportation Highway User Tax Revenue,		
Refunding, Series A, 5.00%, 11/15/25	1,295,000	1,366,212
Refunding, Series A, 5.00%, 11/15/29	3,330,000	3,446,017
senior lien, Series A, 5.00%, 11/15/29	3,085,000	3,291,078
senior lien, Series A, 4.50%, 11/15/32	21,000,000	21,081,270
senior lien, Series A, 5.00%, 11/15/33	10,850,000	11,304,615
Series A, 5.00%, 11/15/28	15,000,000	15,566,700
Series A, Pre-Refunded, 5.125%, 11/15/23	5,000,000	5,350,300
Oregon State EDR, Georgia-Pacific Corp. Project, Series CLVII, 6.35%, 8/01/25	7,910,000	7,909,921
Oregon State Facilities Authority Revenue,		
College Inn Student Housing Project, senior lien, Series A, XLCA Insured, 5.00%, 7/01/35	3,660,000	2,751,844

Franklin Tax-Free Trust

Statement of Investments, May 31, 2011 (unaudited) *(continued)*

Lents Town Center, Series B, 4.75%, 6/15/29	1,000,000	980,980
Lents Town Center, Series B, 5.00%, 6/15/30	1,800,000	1,826,100
North Macadam, Series B, 5.00%, 6/15/29	4,250,000	4,324,120
North Macadam, Series B, 5.00%, 6/15/30	4,725,000	4,776,266
Portland Water System Revenue,		
NATL Insured, 4.50%, 10/01/27	1,000,000	1,024,690
NATL Insured, 4.50%, 10/01/28	3,895,000	3,964,954
second lien, Series A, NATL Insured, 4.375%, 10/01/25	3,415,000	3,508,742
Redmond Airport GO, Terminal Expansion Project, 5.00%, 6/01/39	1,000,000	976,440
Redmond Airport Revenue, 6.25%, 6/01/39	1,010,000	1,011,879
Redmond GO, Series C, NATL Insured, 5.00%, 6/01/33	1,260,000	1,248,383
Salem Hospital Facility Authority Revenue,		
Salem Hospital Project, Series A, 5.00%, 8/15/27	11,000,000	11,014,190
Salem Hospital Project, Series A, 5.00%, 8/15/36	9,000,000	8,494,920
Series A, 5.75%, 8/15/23	10,000,000	10,754,400
Salem-Keizer School District No. 24J GO, Series B, zero cpn., 6/15/30	8,500,000	3,223,285
Sherwood GO, Refunding, AGMC Insured, 5.00%, 6/01/36	4,240,000	4,326,920
Southwestern Community College District GO, NATL Insured, Pre-Refunded, 5.00%, 6/01/28	1,100,000	1,234,684
Tillamook and Yamhill Counties School District No. 101 Nestucca Valley GO, AGMC Insured, 5.00%, 6/15/25	1,560,000	1,657,547
Washington and Clackamas Counties Tigard-Tualatin School District No. 23J GO, NATL Insured, Pre-Refunded, 5.00%, 6/15/22	7,000,000	7,340,690
Washington Clackamas and Yamhill Counties School District No. 88J GO,		
Deferred Interest, Series A, NATL Insured, zero cpn., 6/15/26	6,850,000	3,342,663
Deferred Interest, Series A, NATL Insured, zero cpn., 6/15/29	3,110,000	1,251,931
Deferred Interest, Series A, NATL Insured, zero cpn., 6/15/30	3,260,000	1,227,097
Series A, NATL Insured, zero cpn., 6/15/27	7,090,000	3,247,291
Sherwood, Series A, NATL Insured, zero cpn., 6/15/28	2,960,000	1,272,090
Sherwood, Series A, NATL Insured, zero cpn., 12/15/31	3,515,000	1,203,149
Sherwood, Series B, NATL Insured, 4.50%, 12/15/31	2,900,000	2,919,749
Washington County Clean Water Services Sewer Revenue, senior lien, NATL RE, FGIC Insured, 5.00%, 10/01/19	3,905,000	3,947,838
Washington County GO, Obligations,		
Refunding, 4.375%, 6/01/26	1,000,000	1,045,650
Series A, Pre-Refunded, 5.00%, 6/01/26	10,000,000	10,000,000
Washington County School District No. 48J Beaverton GO, Pre-Refunded, 5.00%, 6/01/22	4,155,000	4,351,739
Yamhill County McMinnville School District No. 40 GO, AGMC Insured, 5.00%, 6/15/28	4,000,000	4,261,000
		942,178,143
U.S. Territories 17.8%		
Guam 0.4%		
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.625%,		
12/01/24	840,000	855,599
12/01/29	3,250,000	3,261,960
		4,117,559
Puerto Rico 17.3%		
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.625%, 5/15/43	10,000,000	7,737,400
Puerto Rico Commonwealth GO,		
Public Improvement, Refunding, Series A, 5.50%, 7/01/32	15,000,000	14,562,150
Public Improvement, Series A, 5.00%, 7/01/29	10,000,000	9,687,300
Public Improvement, Series A, 5.125%, 7/01/31	9,885,000	9,624,728
Public Improvement, Series A, 5.375%, 7/01/33	10,000,000	9,533,900
Public Improvement, Series A, Pre-Refunded, 5.125%, 7/01/31	5,115,000	5,134,590
Refunding, Series C, Sub Series C-7, NATL Insured, 6.00%, 7/01/28	4,500,000	4,664,880
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.50%, 7/01/36	13,000,000	15,810,080
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,		
Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	10,000,000	9,125,800
Series D, Pre-Refunded, 5.375%, 7/01/36	10,000,000	10,531,100
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMBAC Insured, 5.00%, 7/01/31	6,250,000	5,737,500
Puerto Rico Electric Power Authority Power Revenue,		
Series II, AGMC Insured, Pre-Refunded, 5.125%, 7/01/26	9,150,000	9,723,065
Series II, Pre-Refunded, 5.25%, 7/01/31	12,000,000	12,767,760
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	10,000,000	11,616,100
Series WW, 5.25%, 7/01/33	9,690,000	9,122,554
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3, NATL Insured, 6.00%, 7/01/25	15,000,000	16,233,600
Puerto Rico Public FICO Revenue, Commonwealth Appropriation, Series E, Pre-Refunded, 5.50%, 8/01/29	5,000,000	5,174,650

Franklin Pennsylvania Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 98.0%				
Pennsylvania 86.1%				
Allegheny County COP, AMBAC Insured, 5.00%, 12/01/28	$	4,000,000	$	4,005,400
Allegheny County GO,				
NATL Insured, Pre-Refunded, 5.00%, 11/01/27		1,000,000		1,066,420
Notes, Series C-60, AGMC Insured, 5.00%, 11/01/27		3,000,000		3,111,360
Series C-61, Assured Guaranty, 5.00%, 12/01/33		5,000,000		5,074,900
Series C-65, 5.375%, 5/01/31		5,000,000		5,113,500
Allegheny County Higher Education Building Authority University Revenue, Duquesne University,				
5.00%, 3/01/28		3,000,000		3,065,220
5.00%, 3/01/33		1,300,000		1,306,552
Series A, 5.50%, 3/01/31		3,000,000		3,126,090
Series A, XLCA Insured, 5.00%, 3/01/29		5,000,000		5,073,400
Series A, XLCA Insured, 5.00%, 3/01/33		5,630,000		5,650,775
Allegheny County Hospital Development Authority Revenue, 5.625%, 8/15/39		12,000,000		12,065,400
Allegheny County IDAR,				
County Guaranteed, Refunding, Series B, NATL Insured, 5.00%, 11/01/29		1,485,000		1,496,999
County Guaranteed, Series B, NATL Insured, Pre-Refunded, 5.00%, 11/01/29		7,515,000		8,019,707
Series A, NATL Insured, Pre-Refunded, 5.00%, 11/01/29		5,000,000		5,335,800
Allegheny County Residential Finance Authority Mortgage Revenue, SFM, Refunding,				
Series DD-1, GNMA Secured, 5.35%, 11/01/19		245,000		245,100
Series DD-2, GNMA Secured, 5.40%, 11/01/29		1,030,000		1,030,052
Allegheny County Sanitation Authority Sewer Revenue,				
AGMC Insured, 5.00%, 6/01/40		7,000,000		7,057,890
NATL RE, FGIC Insured, 5.00%, 12/01/37		6,745,000		6,686,251
Refunding, Series A, NATL Insured, 5.00%, 12/01/30		7,000,000		7,087,010
Allegheny Valley School District GO, NATL Insured, 5.00%, 11/01/28		1,550,000		1,598,407
Allentown Parking Authority Parking Revenue, AGMC Insured, 5.00%, 11/15/35		2,430,000		2,449,197
Armstrong County GO,				
NATL Insured, Pre-Refunded, 5.40%, 6/01/31		1,490,000		1,490,000
Refunding, NATL Insured, 5.40%, 6/01/31		1,010,000		1,010,000
Bethel Park School District GO, 5.10%, 8/01/33		3,600,000		3,763,476
Bethlehem Area School District GO, AGMC Insured, 5.25%, 1/15/26		6,605,000		7,062,330
Bethlehem GO, Refunding, Series B, AGMC Insured, 6.50%, 12/01/32		5,000,000		5,216,400
Blair County Hospital Authority Revenue, Altoona Regulation Health System, 6.00%, 11/15/39		6,890,000		6,742,623
Bucks County IDAR,				
AMBAC Insured, Pre-Refunded, 5.125%, 9/15/31		2,000,000		2,027,240
George School Project, 5.00%, 9/15/41		5,000,000		5,003,600
Bucks County Water and Sewer Authority Sewer System Revenue, Refunding, Series A, Assured Guaranty, 5.00%, 12/01/35		2,500,000		2,558,825
Butler Area School District GO, AGMC Insured, Pre-Refunded, 5.00%, 4/01/31		4,000,000		4,485,520
Butler County Hospital Authority Hospital Revenue, Butler Health System Project, 7.25%, 7/01/39		4,500,000		4,931,010
Catasauqua Area School District GO, Refunding, AGMC Insured, 5.00%, 2/15/36		6,000,000		6,052,020
Centennial School District Bucks County GO, Series A, 5.00%, 12/15/37		5,855,000		6,112,152
Centre County Hospital Authority Revenue, Hospital, Mount Nittany Medical Center Project, Assured Guaranty,				
5.875%, 11/15/29		1,000,000		1,030,570
6.125%, 11/15/39		3,200,000		3,273,024
6.25%, 11/15/44		2,500,000		2,558,900
Commonwealth Financing Authority Revenue, Series B, 5.00%, 6/01/32		5,000,000		5,157,100
Connellsville Area School District GO, Series B, AGMC Insured, 5.00%, 11/15/37		1,000,000		1,005,460
Cumberland County Municipal Authority College Revenue, Dickinson College, Assn. of Independent Colleges and Universities of Pennsylvania Financing Program,				
Series GG1, NATL Insured, 5.00%, 5/01/34		5,000,000		4,919,400
Series HH1, 5.00%, 11/01/39		1,200,000		1,182,036
Dauphin County General Authority Health System Revenue, Pinnacle Health System Project, Refunding, Series A, 6.00%, 6/01/36		10,000,000		9,974,300
Dauphin County General Authority Hospital Revenue, Hapsco-Western Hospital Project, Series B, NATL Insured, ETM, 6.25%, 7/01/16		3,965,000		4,374,069
Deer Lakes School District GO, Assured Guaranty, 5.50%, 4/01/39		7,500,000		7,898,700
Delaware County Authority College Revenue,				
5.00%, 11/15/40		3,000,000		3,067,260
Cabrini College, Refunding, Radian Insured, 5.875%, 7/01/29		1,140,000		1,142,896
Eastern College, Series C, 5.625%, 10/01/28		2,210,000		2,137,424
Delaware County Authority Hospital Revenue, Crozer Keystone Obligation, Group A, 5.00%, 12/15/31		5,000,000		3,978,900

Quarterly Statement ofInvestments

See Notes to Statements ofInvestments.

'Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2011 (unaudited) (continued)

ABBREVIATIONS
Selected Portfolio

Quarterly Statement of Investments

See Notes to Statements ofInvestments.

'Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-four funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in securities and other financial investments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instnunent dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market -based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market -based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. INCOME TAXES

At May 31, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At May 31,2011, all of the Funds' investments in securities carried at fair value were in Level 2 inputs.

5. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). The amendments in the ASU will improve the comparability offair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15,2011. The Funds are currently evaluating the impact, if any, of applying this provision.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date July 27, 2011

FTFT N-Q PE 11/30/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date July 27, 2011

By /s/GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date July 27, 2011

FTFT N-Q PE 11/30/10